UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03828
Seligman Municipal Fund Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)          (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Seligman National Municipal Fund
Seligman California Municipal High-Yield Fund
Seligman California Municipal Quality Fund
Seligman Minnesota Municipal Fund
Seligman New York Municipal Fund

Semiannual Report for the Period Ended March 31, 2011

>	Each Fund seeks to provide shareholders with income exempt from regular income tax.

 Not FDIC insured - No bank guarantee - May lose value

Table of Contents

Your Fund at a Glance	2
Seligman National Municipal Fund	2
Seligman California Municipal High-Yield Fund	4
Seligman California Municipal Quality Fund	6
Seligman Minnesota Municipal Fund	8
Seligman New York Municipal Fund	10
Fund Expenses Example	12
Portfolios of Investments	15
Statements of Assets and Liabilities	46
Statements of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	53
Notes to Financial Statements	59
Proxy Voting	70
Results of Meeting of Shareholders	70

In August 2010, the Board of Directors/Trustees of Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund, Seligman California Municipal Quality Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund (each, a “Fund” and collectively, the “Funds”) approved a proposal to merge the Fund with and into the corresponding acquiring fund listed in the table below (each, an “Acquiring Fund”).

Fund	Acquiring Fund
Seligman National Municipal Fund	Columbia Tax-Exempt Fund

Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund

Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund

Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund

Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund

Each proposal was approved at a meeting of shareholders held on Feb. 15, 2011. The merger of Seligman Minnesota Municipal Fund occurred after the close of business on April 8, 2011. The other four merger transactions are expected to occur on or about June 3, 2011. For more information, see “Results of Meeting of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

Seligman National Municipal Fund

FUND SUMMARY

>	Seligman National Municipal Fund (the Fund) Class A shares (excluding sales charge) decreased 5.46% for the six months ended March 31, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital Municipal Bond Index, which fell 3.68% during the same six-month period.

>	The Fund also underperformed its peer group, as measured by the Lipper General Municipal Debt Funds Index, which declined 5.23% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Seligman National Municipal Fund Class A (excluding sales charge)	-5.46%	+0.04%	+3.74%	+3.45%	+3.78%

Barclays Capital Municipal Bond Index(1) (unmanaged)	-3.68%	+1.63%	+4.47%	+4.14%	+4.66%

Lipper General Municipal Debt Funds Index(2) (unmanaged)	-5.23%	+0.12%	+3.42%	+2.95%	+3.89%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman National Municipal Fund

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 12/31/83)	-5.46%	+0.04%	+3.74%	+3.45%	+3.78%

Class C (inception 5/27/99)	-5.77%	-0.56%	+3.09%	+2.69%	+2.93%

With sales charge
Class A (inception 12/31/83)	-9.94%	-4.75%	+2.08%	+2.45%	+3.27%

Class C (inception 5/27/99)	-6.69%	-1.51%	+3.09%	+2.69%	+2.93%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; and a 1% contingent deferred sales charge (CDSC) for Class C shares sold within one year after purchase.

*	Not annualized.

QUALITY BREAKDOWN(1) (at March 31, 2011)

AAA rating	11.6%

AA rating	30.2

A rating	37.3

BBB rating	18.7

Non-investment grade	0.4

Non-rated	1.8

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 2.1% of the bond portfolio assets were determined through internal analysis.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance
(Unaudited)

Seligman California Municipal High-Yield Fund

FUND SUMMARY

>	Seligman California Municipal High-Yield Fund (the Fund) Class A shares (excluding sales charge) decreased 7.58% for the six months ended March 31, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital Municipal Bond Index, which fell 3.68% during the same six-month period.

>	The Fund also underperformed its peer group, the Lipper California Municipal Debt Funds Index, which declined 6.25% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Seligman California Municipal High-Yield Fund Class A (excluding sales charge)	-7.58%	-1.88%	+2.46%	+2.85%	+3.85%

Barclays Capital Municipal Bond Index(1) (unmanaged)	-3.68%	+1.63%	+4.47%	+4.14%	+4.66%

Lipper California Municipal Debt Funds Index(2) (unmanaged)	-6.25%	-0.29%	+2.76%	+2.36%	+3.58%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper California Municipal Debt Funds Index includes the 30 largest California municipal debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal High-Yield Fund

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 11/20/84)	-7.58%	-1.88%	+2.46%	+2.85%	+3.85%

Class C (inception 5/27/99)	-7.91%	-2.60%	+1.64%	+1.98%	+2.95%

With sales charge
Class A (inception 11/20/84)	-11.95%	-6.55%	+0.82%	+1.84%	+3.35%

Class C (inception 5/27/99)	-8.81%	-3.53%	+1.64%	+1.98%	+2.95%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; and a 1% contingent deferred sales charge (CDSC) for Class C shares sold within one year after purchase.

*	Not annualized.

QUALITY BREAKDOWN(1) (at March 31, 2011)

AA rating	13.5%

A rating	71.1

BBB rating	14.6

Non-investment grade	0.8

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance
(Unaudited)

Seligman California Municipal Quality Fund

FUND SUMMARY

>	Seligman California Municipal Quality Fund (the Fund) Class A shares (excluding sales charge) decreased 6.72% for the six months ended March 31, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital Municipal Bond Index, which fell 3.68% during the same six-month period.

>	The Fund also underperformed its peer group, the Lipper California Municipal Debt Funds Index, which declined 6.25% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Seligman California Municipal Quality Fund Class A (excluding sales charge)	-6.72%	-1.92%	+2.42%	+2.53%	+3.42%

Barclays Capital Municipal Bond Index(1) (unmanaged)	-3.68%	+1.63%	+4.47%	+4.14%	+4.66%

Lipper California Municipal Debt Funds Index(2) (unmanaged)	-6.25%	-0.29%	+2.76%	+2.36%	+3.58%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper California Municipal Debt Funds Index includes the 30 largest California municipal debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

6  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal Quality Fund

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 11/20/84)	-6.72%	-1.92%	+2.42%	+2.53%	+3.42%

Class C (inception 5/27/99)	-6.96%	-2.52%	+1.60%	+1.70%	+2.53%

With sales charge
Class A (inception 11/20/84)	-11.15%	-6.57%	+0.78%	+1.54%	+2.91%

Class C (inception 5/27/99)	-7.87%	-3.45%	+1.60%	+1.70%	+2.53%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; and a 1% contingent deferred sales charge (CDSC) for Class C shares sold within one year after purchase.

*	Not annualized.

QUALITY BREAKDOWN(1) (at March 31, 2011)

AA rating	49.3%

A rating	50.7

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance
(Unaudited)

Seligman Minnesota Municipal Fund

FUND SUMMARY

>	Seligman Minnesota Municipal Fund (the Fund) Class A shares (excluding sales charge) decreased 3.77% for the six months ended March 31, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital Municipal Bond Index, which fell 3.68% during the same six-month period.

>	The Fund slightly underperformed its peer group, as measured by the Lipper Minnesota Municipal Debt Funds Index, which declined 3.73% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Seligman Minnesota Municipal Fund Class A (excluding sales charge)	-3.77%	+1.15%	+3.64%	+3.46%	+3.72%

Barclays Capital Municipal Bond Index(1) (unmanaged)	-3.68%	+1.63%	+4.47%	+4.14%	+4.66%

Lipper Minnesota Municipal Debt Funds Index(2) (unmanaged)	-3.73%	+1.27%	+4.00%	+3.47%	+4.09%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest Minnesota municipal debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

8  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman Minnesota Municipal Fund

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 12/30/83)	-3.77%	+1.15%	+3.64%	+3.46%	+3.72%

Class C (inception 5/27/99)	-4.11%	+0.53%	+2.85%	+2.60%	+2.83%

With sales charge
Class A (inception 12/30/83)	-8.35%	-3.69%	+1.98%	+2.46%	+3.22%

Class C (inception 5/27/99)	-5.05%	-0.43%	+2.85%	+2.60%	+2.83%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; and a 1% contingent deferred sales charge (CDSC) for Class C shares sold within one year after purchase.

*	Not annualized.

QUALITY BREAKDOWN(1) (at March 31, 2011)

AAA rating	31.6%

AA rating	15.2

A rating	39.4

BBB rating	13.4

Non-rated	0.4

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 0.5% of the bond portfolio assets were determined through internal analysis.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  9

Your Fund at a Glance
(Unaudited)

Seligman New York Municipal Fund

FUND SUMMARY

>	Seligman New York Municipal Fund (the Fund) Class A shares (excluding sales charge) decreased 4.89% for the six months ended March 31, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital Municipal Bond Index, which fell 3.68% during the same six-month period.

>	The Fund outperformed its peer group, as measured by the Lipper New York Municipal Debt Funds Index, which declined 5.66% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Seligman New York Municipal Fund Class A (excluding sales charge)	-4.89%	+0.01%	+3.45%	+3.37%	+3.92%

Barclays Capital Municipal Bond Index(1) (unmanaged)	-3.68%	+1.63%	+4.47%	+4.14%	+4.66%

Lipper New York Municipal Debt Funds Index(2) (unmanaged)	-5.66%	-0.41%	+3.39%	+2.98%	+3.80%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper New York Municipal Debt Funds Index includes the 30 largest New York municipal debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

10  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman New York Municipal Fund

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 1/3/84)	-4.89%	+0.01%	+3.45%	+3.37%	+3.92%

Class C (inception 5/27/99)	-5.11%	-0.60%	+2.66%	+2.53%	+3.02%

With sales charge
Class A (inception 1/3/84)	-9.36%	-4.72%	+1.77%	+2.36%	+3.41%

Class C (inception 5/27/99)	-6.04%	-1.55%	+2.66%	+2.53%	+3.02%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; and a 1% contingent deferred sales charge (CDSC) for Class C shares sold within one year after purchase.

*	Not annualized.

QUALITY BREAKDOWN(1) (at March 31, 2011)

AAA rating	18.8%

AA rating	44.7

A rating	27.5

BBB rating	8.5

Non-rated	0.5

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  11

Fund Expenses Examples
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Seligman National Municipal Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$945.40	$3.93	.81%

Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.08	.81%

Class C

Actual(b)	$1,000	$942.30	$7.55	1.56%

Hypothetical (5% return before expenses)	$1,000	$1,017.15	$7.85	1.56%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: -5.46% for Class A and -5.77% for Class C.

12  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal High-Yield Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$924.20	$3.79	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.99	$3.98	.79%

Class C

Actual(b)	$1,000	$920.90	$7.38	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.25	$7.75	1.54%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: -7.58% for Class A and -7.91% for Class C.

Seligman California Municipal Quality Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$932.80	$3.81	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.99	$3.98	.79%

Class C

Actual(b)	$1,000	$930.40	$7.41	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.25	$7.75	1.54%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: -6.72% for Class A and -6.96% for Class C.

Seligman Minnesota Municipal Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$962.30	$3.86	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.99	$3.98	.79%

Class C

Actual(b)	$1,000	$958.90	$7.52	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.25	$7.75	1.54%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: -3.77% for Class A and -4.11% for Class C.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  13

Fund Expenses Examples (continued)

Seligman New York Municipal Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$951.10	$3.84	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.99	$3.98	.79%

Class C

Actual(b)	$1,000	$948.90	$7.48	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.25	$7.75	1.54%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: -4.89% for Class A and -5.11% for Class C.

14  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Seligman National Municipal Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (95.2%)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount		Value(a)

Alabama (0.2%)
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05-01-34	5.800%	$1,100,000		$1,080,717

Alaska (1.4%)
Alaska Energy Authority Refunding Revenue Bonds Bradley Lake 4th Series 2000 (AGM)
07-01-20	6.000	4,145,000		4,669,384
07-01-21	6.000	2,395,000		2,695,596

Total				7,364,980

Arizona (1.0%)
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund Series 2007
07-01-25	5.000	1,500,000		1,556,910
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series 2008A
10-01-22	5.000	1,500,000		1,622,925
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Education Co. Series 2000B-RMKT
06-01-35	5.000	2,175,000		2,063,792

Total				5,243,627

California (9.4%)
Abag Finance Authority for Nonprofit Corporations Revenue Bonds Sharp Healthcare Series 2009
08-01-39	6.250	4,000,000		3,931,800
California Statewide Communities Development Authority Revenue Bonds John Muir Health Series 2006A
08-15-32	5.000	1,000,000		878,190
County of Sacramento Revenue Bonds Senior Series 2009B
07-01-39	5.750	4,000,000		3,955,520
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999
01-15-40	5.750	4,100,000		3,392,217
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08-01-39	6.625	500,000		473,675
State of California Unlimited General Obligation Bonds Various Purpose Series 2005
03-01-32	5.000	1,500,000		1,403,865
08-01-35	5.000	8,000,000		7,218,559
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
12-01-32	5.000	2,000,000		1,869,340
11-01-37	5.000	3,000,000		2,676,570
12-01-37	5.000	1,700,000		1,516,434
State of California Unlimited General Obligation Bonds Various Purpose Series 2008
03-01-27	5.500	1,000,000		1,022,440
State of California Unlimited General Obligation Bonds Various Purpose Series 2009
04-01-38	6.000	5,000,000		5,108,150
State of California Unlimited General Obligation Bonds Various Purpose Series 2010
03-01-40	5.500	6,000,000		5,781,300
State of California Unlimited General Obligation Refunding Bonds Series 2007
08-01-30	4.500	5,550,000		4,781,214
University of California Revenue Bonds General Series 2009Q
05-15-34	5.000	5,750,000		5,513,904
Yosemite Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2004 Zero Coupon Series 2010D
08-01-31	6.461	5,000,000	(f)	1,212,600

Total				50,735,778

Colorado (2.7%)
City & County of Denver Unlimited General Obligation Bonds Justice System Facilities & Zoo Series 2005
08-01-25	5.000	1,000,000		1,039,450
City of Westminster Revenue Bonds Post Project Series 2007D (AGM)
12-01-23	5.000	1,240,000		1,298,342
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2009A
06-01-38	6.125	750,000		750,030
Colorado Health Facilities Authority Unrefunded Revenue Bonds Series 2000
12-01-25	6.900	680,000		693,614
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM)
03-01-27	5.000	1,250,000		1,268,188
Platte River Power Authority Revenue Bonds Series 2009HH
06-01-24	5.000	1,000,000		1,069,610
Regional Transportation District Refunding Revenue Bonds Series 2007A
11-01-24	5.250	1,000,000		1,126,850
University of Colorado Hospital Authority Refunding Revenue Bonds Series 1997A (AMBAC)
11-15-22	5.250	1,000,000		1,000,090
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A
11-15-29	6.000	5,000,000		5,056,550
University of Colorado Revenue Bonds Series 2006A (AMBAC)
06-01-23	5.000	1,000,000		1,044,930

Total				14,347,654

District of Columbia (0.4%)
District of Columbia Refunding Revenue Bonds 2nd Series 2009B
12-01-23	5.000	2,000,000		2,144,100

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Florida (5.1%)
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10-01-24	5.000%	$2,985,000	$3,034,671
County of Broward Revenue Bonds Series 2001J-I (AMBAC) A.M.T.
10-01-26	5.250	2,000,000	1,878,800
County of Miami-Dade Revenue Bonds Miami International Airport Series 2010A
10-01-35	5.375	1,000,000	947,280
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC)
12-01-20	5.000	1,040,000	1,064,180
County of St. Johns Revenue Bonds Series 2006 (AMBAC)
10-01-26	5.000	1,000,000	1,012,460
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Series 2000-11 (AGM) A.M.T.
01-01-32	5.950	300,000	300,000
Florida Ports Financing Commission Revenue Bonds State Transportation Trust Fund Series 1996 (NPFGC) A.M.T.
06-01-27	5.375	2,500,000	2,401,950
Florida State Board of Education Revenue Bonds Series 2007A (AMBAC)
07-01-18	5.000	2,000,000	2,201,560
Marion County Hospital District Improvement Refunding Revenue Bonds Health Systems — Munroe Regional Series 2007
10-01-29	5.000	1,000,000	897,410
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08-01-25	5.000	2,440,000	2,440,780
Orlando-Orange County Expressway Authority Revenue Bonds Series 2010C
07-01-40	5.000	3,000,000	2,698,590
Reedy Creek Improvement District Unrefunded Revenue Bonds Series 1997-1 (AMBAC)
10-01-19	5.125	230,000	230,133
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07-01-28	5.500	6,980,000	6,910,409
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC)
10-01-26	5.000	1,400,000	1,405,334

Total			27,423,557

Georgia (5.0%)
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08-01-25	5.000	1,250,000	1,233,563
Cartersville Development Authority Refunding Revenue Bonds Anheuser-Busch Project Series 2002 A.M.T.
02-01-32	5.950	1,250,000	1,252,838
City of Atlanta Revenue Bonds General Series 2000B (NPFGC/FGIC) A.M.T.
01-01-30	5.625	2,000,000	1,998,660
City of Atlanta Revenue Bonds Series 2004 (AGM)
11-01-25	5.750	1,000,000	1,085,610
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09-01-40	6.125	6,250,000	5,738,125
Fulton County Development Authority Revenue Bonds Georgia Tech Athletic Association Series 2001 (AMBAC)
10-01-32	5.125	1,270,000	1,145,959
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02-15-45	5.500	7,500,000	6,858,075
Georgia Housing & Finance Authority Revenue Bonds Single Family Mortgage Subordinated Series 1999A-2 A.M.T.
06-01-29	5.200	1,615,000	1,559,654
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011B
10-01-16	5.000	2,000,000	2,316,680
Gwinnett County Hospital Authority Revenue Bonds Gwinnett Hospital Systems, Inc. Project Series 2004B
10-01-29	5.000	1,250,000	1,251,188
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N
07-01-18	6.250	500,000	572,060
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 2007A (NPFGC/FGIC)
07-01-26	5.250	1,000,000	1,098,320
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07-01-24	5.000	1,000,000	1,030,260

Total			27,140,992

Hawaii (0.3%)
Hawai’i Pacific Health Revenue Bonds Series 2010A
07-01-40	5.500	1,425,000	1,239,365
Hawai’i Pacific Health Revenue Bonds Series 2010B
07-01-30	5.625	270,000	252,661
07-01-40	5.750	360,000	324,817

Total			1,816,843

Idaho (0.2%)
Idaho Health Facilities Authority Revenue Bonds Trinity Health Group Series 2008B
12-01-23	6.000	1,000,000	1,101,730

Illinois (4.7%)
Illinois Finance Authority Refunding Revenue Bonds Swedish Covenant Series 2010A
08-15-38	6.000	3,925,000	3,675,135
Illinois Finance Authority Revenue Bonds Riverside Health System Series 2009
11-15-35	6.250	4,200,000	4,230,198
Illinois Finance Authority Revenue Bonds Rush University Medical Center Series 2009C
11-01-39	6.625	750,000	764,730
Illinois Finance Authority Revenue Bonds Sherman Health System Series 2007A
08-01-37	5.500	7,770,000	6,400,226

The accompanying Notes to Financial Statements are an integral part of this statement.

16  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount		Value(a)

Illinois (cont.)
Illinois Finance Authority Revenue Bonds Silver Cross & Medical Centers Series 2009
08-15-38	6.875%	$8,000,000		$7,830,319
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06-15-50	5.000	875,000		712,364
State of Illinois Revenue Bonds Series 2005 (AGM)
06-15-28	5.000	2,000,000		1,959,180

Total				25,572,152

Indiana (0.9%)
Indiana Finance Authority Revenue Bonds Parkview Health System Series 2009A
05-01-31	5.750	3,000,000		2,996,280
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02-15-33	5.000	1,000,000		860,500
Purdue University Revenue Bonds Student Fee Series 2009X
07-01-23	5.250	1,000,000		1,095,870

Total				4,952,650

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Zero Coupon Series 2010
06-01-21	6.096	5,100,000	(f)	2,743,851

Kentucky (2.0%)
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07-15-31	6.000	3,100,000		2,990,880
Kentucky Economic Development Finance Authority Revenue Bonds Kings Daughters Medical Series 2010
02-01-40	5.000	3,650,000		3,243,098
Kentucky Economic Development Finance Authority Revenue Bonds Owensboro Medical Health System Series 2010A
03-01-45	6.500	4,575,000		4,307,637

Total				10,541,615

Louisiana (4.2%)
Calcasieu Parish Industrial Development Board, Inc. Revenue Bonds Conoco, Inc. Project Series 1996 A.M.T.
12-01-26	5.750	2,500,000		2,500,250
City of New Orleans Unlimited General Obligation Public Improvement Bonds Series 2002 (FGIC)
12-01-31	5.350	2,250,000		2,141,798
City/Parish of East Baton Rouge Refunding Revenue Bonds Series 2008A-2 (AGM)
08-01-24	5.000	900,000		940,941
City/Parish of East Baton Rouge Revenue Bonds Road & Street Improvements Series 2009
08-01-25	5.000	250,000		257,785
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Mortgage-Backed Series 1993B (GNMA/FNMA)
10-01-25	5.400	330,000		330,116
Jefferson Parish Hospital Service District No. 2 Revenue Bonds Series 1998 (AGM)
07-01-28	5.000	1,000,000		937,250
Jefferson Sales Tax District Refunding Revenue Bonds Series 2009B
12-01-22	4.500	1,000,000		1,015,300
Jefferson Sales Tax District Revenue Bonds Series 2007B (AMBAC)
12-01-20	5.250	1,000,000		1,070,100
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC)
05-01-21	5.000	1,000,000		1,056,390
Louisiana Housing Finance Agency Revenue Bonds Home Ownership Program Series 2008A (GNMA/FNMA/FHLMC)
12-01-23	4.875	825,000		849,329
Louisiana Public Facilities Authority Refunding Revenue Bonds Southern Baptist Hospital, Inc. Project Series 1986 Escrowed to Maturity
05-15-12	8.000	1,980,000		2,048,963
Louisiana Public Facilities Authority Refunding Revenue Bonds Tulane University Project Series 2007A-1 (NPFGC)
02-15-26	5.000	1,000,000		1,006,010
Louisiana Public Facilities Authority Revenue Bonds Hurricane Recovery Program Series 2007 (AMBAC)
06-01-20	5.000	1,000,000		1,022,060
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2009C-4-RMKT
06-01-24	6.125	1,000,000		1,043,620
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01-01-40	6.500	4,650,000		4,548,816
Port New Orleans Board of Commissioners Revenue Bonds Series 2002 (NPFGC/FGIC) A.M.T.
04-01-32	5.000	1,250,000		1,055,125
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03-01-23	4.500	1,000,000		1,016,310

Total				22,840,163

Maryland (0.5%)
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Carroll County General Hospital Series 2002
07-01-37	6.000	2,250,000		2,252,430
Morgan State University Revenue Bonds Series 2003A (NPFGC/FGIC)
07-01-32	5.000	450,000		439,601

Total				2,692,031

Massachusetts (7.1%)
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A
04-01-25	4.125	2,295,000		2,304,800
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2009C
07-01-38	4.500	1,500,000		1,335,825
Martha’s Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC)
05-01-32	5.000	3,000,000		2,901,210

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Massachusetts (cont.)
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2005A
07-01-24	5.000%	$1,000,000	$1,104,730
Massachusetts Development Finance Agency Revenue Bonds Boston College Series 2009Q-2
07-01-29	5.000	1,455,000	1,477,494
Massachusetts Development Finance Agency Revenue Bonds WGBH Educational Foundation Series 2002A (AMBAC)
01-01-42	5.750	4,000,000	3,769,320
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010B A.M.T.
01-01-31	5.700	8,615,000	8,090,088
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A
10-01-21	5.000	1,500,000	1,575,480
Massachusetts Health & Educational Facilities Authority Revenue Bonds Tufts University Series 2009M
02-15-28	5.500	1,000,000	1,113,510
Massachusetts Health & Educational Facilities Authority Unrefunded Revenue Bonds South Shore Series 1999F
07-01-29	5.750	1,845,000	1,780,204
Massachusetts Housing Finance Agency Revenue Bonds Rental Mortgage Series 1999A (AMBAC) A.M.T.
07-01-30	5.500	190,000	176,157
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2008-139
12-01-28	5.125	1,000,000	1,002,600
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08-15-23	5.000	6,000,000	6,322,740
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 2005A (NPFGC)
08-01-24	5.250	3,000,000	3,222,030
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009
05-15-27	5.000	2,000,000	2,074,200

Total			38,250,388

Michigan (2.8%)
Capital Region Airport Authority Refunding Revenue Bonds Series 2002B (NPFGC) A.M.T.
07-01-21	5.250	2,000,000	2,000,060
Charter Township of Canton Limited General Obligation Bonds Capital Improvement Series 2007 (AGM)
04-01-21	5.000	530,000	557,390
City of Detroit Revenue Bonds Senior Lien Series 2005A (NPFGC/FGIC)
07-01-27	5.000	1,290,000	1,199,545
Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM)
05-01-24	5.000	1,285,000	1,307,436
Michigan Municipal Bond Authority Revenue Bonds Drinking Water State Revolving Fund Series 2004
10-01-22	5.000	3,850,000	4,099,711
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A
06-01-48	6.000	2,800,000	1,897,420
State of Michigan Refunding Revenue Bonds Series 2005 (AGM)
05-15-22	5.250	2,000,000	2,183,499
State of Michigan Refunding Revenue Bonds Series 2006 (AGM)
05-15-24	5.000	2,000,000	2,044,280

Total			15,289,341

Minnesota (2.3%)
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009
07-01-39	5.750	13,500,000	12,574,575

Mississippi (0.2%)
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05-01-24	4.700	1,250,000	1,205,650

Missouri (2.6%)
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07-01-23	5.000	1,000,000	987,760
County of Boone Revenue Bonds Boone Hospital Center Series 2008
08-01-28	5.750	500,000	502,925
Hannibal Industrial Development Authority Refunding Revenue Bonds Series 2006
03-01-22	5.000	1,000,000	956,710
Kansas City Metropolitan Community Colleges Building Corp. Refunding Revenue Bonds Junior College Improvement and Leasehold Series 2006 (NPFGC/FGIC)
07-01-17	5.000	1,000,000	1,100,060
Metropolitan St. Louis Sewer District Revenue Bonds Series 2004A (NPFGC)
05-01-24	5.000	2,800,000	2,884,056
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 A.M.T.
03-15-29	5.200	2,000,000	1,967,860
Missouri State Environmental Improvement & Energy Resources Authority Unrefunded Revenue Bonds Drinking Water Series 2002
07-01-23	5.000	265,000	276,777
Missouri State Health & Educational Facilities Authority Refunding Revenue Bonds Lester E. Cox Medical Center Series 1993I (NPFGC)
06-01-15	5.250	2,500,000	2,602,825
St. Louis Industrial Development Authority Refunding Revenue Bonds Anheuser-Busch Co. Project Series 1991
05-01-16	6.650	1,250,000	1,451,438
University of Missouri Revenue Bonds System Facilities Series 2006A
11-01-26	5.000	1,000,000	1,039,340

Total			13,769,751

The accompanying Notes to Financial Statements are an integral part of this statement.

18  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Nebraska (0.2%)
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities Immanuel Obligation Group Series 2010
01-01-40	5.625%	$875,000	$824,521

Nevada (0.7%)
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07-01-34	5.125	4,250,000	3,885,903

New Hampshire (1.0%)
New Hampshire Business Finance Authority Revenue Bonds Elliot Hospital Obligation Group Series 2009A
10-01-39	6.125	2,750,000	2,654,933
New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08-01-38	6.000	2,500,000	2,590,900

Total			5,245,833

New Jersey (3.7%)
New Jersey Economic Development Authority Refunding Revenue Bonds Seeing Eye, Inc. Project Series 2005 (AMBAC)
12-01-24	5.000	1,000,000	950,760
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project — Provident Series 2010
06-01-31	5.750	950,000	871,454
New Jersey Economic Development Authority Revenue Bonds New Jersey-American Water Co., Inc. Series 1997B (NPFGC/FGIC) A.M.T.
05-01-32	5.375	8,000,000	7,626,320
New Jersey Educational Facilities Authority Refunding Revenue Bonds Stevens Institute of Technology Series 2007A
07-01-22	5.250	1,250,000	1,262,825
New Jersey Educational Facilities Authority Revenue Bonds Princeton University Series 2007E
07-01-28	5.000	1,250,000	1,309,988
New Jersey Educational Facilities Authority Revenue Bonds William Paterson University Series 2008C
07-01-24	5.000	1,000,000	1,031,820
New Jersey Environmental Infrastructure Trust Prerefunded Revenue Bonds Environmental Series 2007A
09-01-22	5.000	10,000	11,586
New Jersey Environmental Infrastructure Trust Unrefunded Revenue Bonds Environmental Series 2007A
09-01-22	5.000	1,220,000	1,284,758
New Jersey Health Care Facilities Financing Authority Revenue Bonds Meridian Health Systems Obligation Group Series 1999 (AGM)
07-01-24	5.375	2,255,000	2,255,653
New Jersey Health Care Facilities Financing Authority Revenue Bonds Virtua Health Series 2009
07-01-33	5.750	750,000	756,293
New Jersey Health Care Facilities Financing Authority Unrefunded Revenue Bonds Atlantic City Medical Series 2002
07-01-25	5.750	1,110,000	1,123,498
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2000A-1 (AGM) A.M.T.
11-01-31	6.350	1,500,000	1,500,854
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2000E-1 (AGM)
05-01-25	5.750	200,000	200,098

Total			20,185,907

New Mexico (1.1%)
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Series 2009
08-01-39	5.000	6,500,000	5,805,150

New York (4.1%)
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07-15-30	6.000	1,500,000	1,443,525
New York City Municipal Water Finance Authority Revenue Bonds Series 2005C (NPFGC)
06-15-27	5.000	8,000,000	8,197,359
New York City Transitional Finance Authority Revenue Bonds Fiscal 2009 Series 2009S-4
01-15-25	5.125	2,000,000	2,077,240
New York State Dormitory Authority Revenue Bonds North Shore Long Island Jewish Series 2009A
05-01-37	5.500	2,000,000	1,901,700
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A
06-15-28	5.000	1,000,000	1,041,660
Port Authority of New York & New Jersey Revenue Bonds Consolidated 144th Series 2006
10-01-28	5.000	1,000,000	1,013,430
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal #4 Special Project Series 1997 (NPFGC) A.M.T.
12-01-22	5.750	6,500,000	6,160,830

Total			21,835,744

North Carolina (0.4%)
City of High Point Revenue Bonds Series 2008 (AGM)
11-01-28	5.000	350,000	357,291
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009B-1
12-01-24	5.000	500,000	523,230
County of Forsyth Certificate of Participation Series 2005
02-01-26	5.000	750,000	764,078
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 2009A
01-01-26	5.500	300,000	309,903
North Carolina Housing Finance Agency Revenue Bonds Home Ownership Series 2000-8-A A.M.T.
07-01-28	6.400	80,000	80,965
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05-01-27	5.000	305,000	318,167

Total			2,353,634

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

North Dakota (0.3%)
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07-01-29	5.125%	$1,840,000	$1,655,172

Ohio (9.3%)
City of Cincinnati Unlimited General Obligation Bonds Various Purpose Series 2008A
12-01-23	5.000	875,000	935,366
City of Cleveland Revenue Bonds Series 2007P
01-01-24	5.000	2,000,000	2,090,680
City of Cleveland Revenue Bonds Series 2008B-1 (NPFGC)
11-15-28	5.000	500,000	500,860
City of Columbus Revenue Bonds Systems Series 2008A
06-01-27	5.000	4,000,000	4,151,160
City of Columbus Unlimited General Obligation Bonds Various Purpose Series 2006A
12-15-21	5.000	1,435,000	1,551,852
City of Strongsville Limited General Obligation Bonds Various Purpose Series 2009
12-01-33	4.625	500,000	493,400
Columbus City School District Unlimited General Obligation Bonds School Facilities Construction & Improvement Series 2009
12-01-33	4.750	1,000,000	961,010
County of Hamilton Improvement Revenue Bonds Greater Cincinnati Metropolitan Series 2007A
12-01-25	5.000	3,425,000	3,560,664
County of Hamilton Improvement Revenue Bonds Metropolitan Sewer District Series 2006A (NPFGC)
12-01-26	5.000	1,000,000	1,031,260
County of Hamilton Refunding Revenue Bonds Subordinated Series 2006A (AMBAC)
12-01-26	5.000	1,000,000	988,170
County of Montgomery Limited General Obligation Refunding & Improvement Bonds Various Purpose Series 2005 (NPFGC)
12-01-24	5.000	2,600,000	2,686,996
Ohio Higher Educational Facility Commission Revenue Bonds Kenyon College Project Series 2010
07-01-44	5.000	7,750,000	6,850,379
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09-01-28	5.250	750,000	761,565
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02-15-26	5.500	3,000,000	3,284,940
Ohio State Water Development Authority Refunding Revenue Bonds Drinking Water Fund Series 2005
12-01-21	5.250	3,890,000	4,509,132
12-01-22	5.250	2,625,000	3,046,470
Ohio State Water Development Authority Revenue Bonds Sewer Facilities Anheuser-Busch Project Series 1999 A.M.T.
08-01-38	6.000	1,000,000	999,920
State of Ohio Revenue Bonds Denison University 2007 Project Series 2007
11-01-23	5.000	4,000,000	4,190,440
State of Ohio Revenue Bonds University of Dayton Project Series 2009
12-01-24	5.500	3,000,000	3,149,460
The Ohio State University Prerefunded Revenue Bonds Series 2002A
12-01-31	5.125	1,000,000	1,075,370
The Ohio State University Revenue Bonds Series 2005A
06-01-25	5.000	3,000,000	3,082,740

Total			49,901,834

Oregon (2.0%)
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10-01-28	5.125	655,000	608,842
City of Salem Limited General Obligation Bonds Series 2009
06-01-27	4.375	1,000,000	970,040
Clackamas County Service District No. 1 Revenue Bonds Series 2009A
12-01-25	4.250	1,690,000	1,681,161
Oregon Health & Science University Unrefunded Revenue Bonds Series 1995A (NPFGC)
07-01-28	5.250	390,000	389,996
Oregon State Department of Administrative Services Certificate of Participation Series 2001B (AMBAC)
05-01-26	5.000	2,000,000	2,009,540
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A
10-01-25	5.000	750,000	746,175
Oregon State Facilities Authority Revenue Bonds Willamette University Projects Series 2007A
10-01-27	5.000	1,500,000	1,449,315
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07-01-20	4.400	540,000	545,508
Polk, Marion & Benton Counties School District No. 13J Central Unlimited General Obligation Bonds Series 2009A
06-15-29	4.375	1,300,000	1,242,475
Umatilla County Hospital Facility Authority Prerefunded Revenue Bonds Catholic Health Initiatives Series 2002A
03-01-32	5.500	1,000,000	1,046,290

Total			10,689,342

Pennsylvania (3.4%)
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03-01-28	5.000	490,000	486,663
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC)
10-01-14	5.700	700,000	747,845
Commonwealth of Pennsylvania General Obligation Bonds 1st Series 2010A
02-15-19	5.000	2,000,000	2,279,600

The accompanying Notes to Financial Statements are an integral part of this statement.

20  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Pennsylvania (cont.)
County of Bucks Unlimited General Obligation Bonds Series 2008
05-01-23	5.250%	$350,000	$385,018
Cumberland County Municipal Authority Revenue Bonds Aicup Financing Program-Dickinson College Series 2009
11-01-39	5.000	1,200,000	1,129,944
Delaware County Industrial Development Authority Revenue Bonds Philadelphia Suburban Water Facilities Series 2001 (AMBAC) A.M.T.
10-01-31	5.350	3,000,000	2,945,070
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC)
07-01-27	7.750	1,000,000	1,224,880
Pennsylvania Economic Development Financing Authority Revenue Bonds Proctor & Gamble Paper Project Series 2001 A.M.T.
03-01-31	5.375	1,000,000	976,660
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07-01-43	6.000	725,000	671,655
Pennsylvania Higher Educational Facilities Authority Unrefunded Revenue Bonds Drexel University Series 1997 (NPFGC)
05-01-22	5.750	1,050,000	1,053,150
Pennsylvania State University Revenue Bonds Series 2005
09-01-24	5.000	1,250,000	1,308,537
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04-01-34	6.500	200,000	204,498
Philadelphia Redevelopment Authority Subordinated Revenue Bonds Series 1986B Escrowed to Maturity (GNMA)
06-01-17	9.000	450,000	623,084
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010
11-01-36	5.000	4,850,000	4,323,920

Total			18,360,524

Puerto Rico (2.1%)(e)
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007UU (AGM)
07-01-23	5.000	1,000,000	1,002,320
Puerto Rico Electric Power Authority Revenue Bonds Series 2003NN (NPFGC)
07-01-21	5.250	3,500,000	3,596,075
Puerto Rico Electric Power Authority Revenue Bonds Series 2008WW
07-01-23	5.375	2,500,000	2,510,950
Puerto Rico Electric Power Authority Revenue Bonds Series 2010XX
07-01-40	5.250	1,500,000	1,290,585
Puerto Rico Highway & Transportation Authority Revenue Bonds Series 2003AA (NPFGC)
07-01-20	5.500	500,000	511,780
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities Financing Authority Revenue Bonds Intermediate American University Series 1998A (NPFGC)
10-01-22	5.000	2,500,000	2,432,250

Total			11,343,960

South Carolina (4.2%)
City of Rock Hill Improvement Refunding Revenue Bonds Series 2003A (AGM)
01-01-30	5.000	4,000,000	3,848,960
Coastal Carolina University Unrefunded Revenue Bonds Series 1999 (AMBAC)
06-01-26	5.300	1,810,000	1,811,014
County of Berkeley Unlimited General Obligation Refunding & Improvement Bonds Series 2003 (AGM)
09-01-28	5.000	4,000,000	4,002,520
County of Berkeley Unrefunded Revenue Bonds Systems Series 2003 (NPFGC)
06-01-23	5.250	245,000	253,911
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A
03-15-14	5.950	1,000,000	1,077,530
Grand Strand Water & Sewer Authority Revenue Bonds Series 2001 (AGM)
06-01-31	5.000	4,000,000	4,000,160
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC)
01-01-21	6.250	1,250,000	1,428,438
South Carolina Jobs-Economic Development Authority Unrefunded Revenue Bonds Bon Secours Series 2002B
11-15-30	5.625	3,165,000	2,970,036
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 1999A-2 (AGM) A.M.T.
07-01-29	5.400	515,000	509,067
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC)
01-01-27	5.000	2,600,000	2,660,450
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2008A
01-01-28	5.375	250,000	265,000

Total			22,827,086

Texas (2.9%)
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07-01-45	6.200	1,100,000	1,041,832
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B-RMKT
04-01-45	6.125	550,000	518,304
City of Dallas Limited General Obligation Bonds Series 2005
02-15-25	5.000	820,000	840,393
City of Houston Revenue Bonds Subordinated Lien Series 2000A (AGM) A.M.T.
07-01-30	5.625	3,000,000	2,959,830
City of San Antonio Prerefunded Revenue Bonds Series 1997 Escrowed to Maturity
02-01-20	5.500	1,055,000	1,262,540
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds Series 2000A (NPFGC/FGIC) A.M.T.
11-01-30	5.750	5,000,000	5,002,500

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Seligman National Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Texas (cont.)
Harris County Health Facilities Development Corp. Revenue Bonds St. Luke’s Episcopal Hospital Project Series 1991 Escrowed to Maturity
02-15-21	6.750%	$2,000,000	$2,269,340
University of Texas System Refunding Revenue Bonds Series 2007B
07-01-23	5.250	1,000,000	1,146,720
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09-01-29	5.500	500,000	480,400

Total			15,521,859

Utah (0.4%)
Utah Transit Authority Revenue Bonds Series 2008A
06-15-25	5.000	2,000,000	2,125,440

Virginia (0.3%)
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10-01-26	5.000	1,500,000	1,609,425

Washington (1.2%)
Chelan County Public Utility District No. 1 Revenue Bonds Chelan Hydro Series 2001B (NPFGC) A.M.T.
01-01-36	5.600	2,500,000	2,384,025
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07-01-30	5.500	3,000,000	2,913,060
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10-01-40	5.625	1,050,000	972,699

Total			6,269,784

West Virginia (0.1%)
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A
12-01-38	5.375	800,000	745,048

Wisconsin (4.3%)
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 A.M.T.
11-01-21	6.000	6,000,000	6,296,880
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02-15-39	5.875	5,000,000	4,862,750
Wisconsin Health & Educational Facilities Authority Revenue Bonds Aurora Health Care, Inc. Series 2010A
04-15-39	5.625	1,375,000	1,280,785
Wisconsin Health & Educational Facilities Authority Revenue Bonds Meriter Hospital, Inc. Series 2009
12-01-38	6.000	2,725,000	2,702,928
Wisconsin Health & Educational Facilities Authority Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009
02-15-32	6.625	1,000,000	1,018,280
02-15-39	6.625	6,725,000	6,950,960

Total			23,112,583

Total Municipal Bonds
(Cost: $520,324,165)			$513,130,894

Municipal Notes (3.6%)
		Amount
Issue	Effective	Payable at
Description(b,c,d)	Yield	Maturity	Value(a)

Colorado (0.3%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds UJA Federation of Northern New Jersey V.R.D.N. Series 2007 (JP Morgan Chase Bank)
05-01-37	0.230%	$1,770,000	$1,770,000

Illinois (1.7%)
City of Chicago Unlimited General Obligation Bonds V.R.D.N. Series 2003B-3 (JP Morgan Chase Bank)
01-01-34	0.230	9,000,000	9,000,000

Iowa (0.9%)
Iowa Finance Authority Revenue Bonds Iowa Health System V.R.D.N. Series 2009A (JP Morgan Chase Bank)
02-15-35	0.220	805,000	805,000
Iowa Finance Authority Revenue Bonds Holy Family Catholic Schools V.R.D.N. Series 2006 (Wells Fargo Bank)
03-01-36	0.230	2,000,000	2,000,000
Iowa Higher Education Loan Authority Revenue Bonds Private College — Des Moines V.R.D.N. Series 2003 (U.S. Bank)
10-01-33	0.230	2,000,000	2,000,000

Total			4,805,000

Minnesota (0.1%)
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems V.R.D.N. Series 2009B-2 (JP Morgan Chase Bank)
11-15-35	0.220	600,000	600,000

Missouri (0.2%)
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group V.R.D.N. Series 2009 (U.S. Bank)
08-01-41	0.230	1,000,000	1,000,000

Virginia (0.4%)
Albermarle County Economic Development Authority Revenue Bonds Martha Jefferson Hospital V.R.D.N. Series 2008C (Wells Fargo Bank)
10-01-48	0.230	2,300,000	2,300,000

Total Municipal Notes
(Cost: $19,475,000)			$19,475,000

Money Market Fund (0.1%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	663,378	(g)	$663,378

Total Money Market Fund
(Cost: $663,378)			$663,378

Total Investments in Securities
(Cost: $540,462,543)(h)			$533,269,272

The accompanying Notes to Financial Statements are an integral part of this statement.

22  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman National Municipal Fund

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax -- At March 31, 2011, the value of securities subject to alternative minimum tax represented 11.62% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2011.

(e)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.10% of net assets at March 31, 2011.

(f)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(h)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $540,463,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,809,000
Unrealized depreciation	(14,003,000)

Net unrealized depreciation	$(7,194,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Seligman National Municipal Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$513,130,894	$—	$513,130,894

Total Bonds	—	513,130,894	—	513,130,894

Other
Municipal Notes	—	19,475,000	—	19,475,000
Unaffiliated Money Market Fund(c)	663,378	—	—	663,378

Total Other	663,378	19,475,000	—	20,138,378

Total	$663,378	$532,605,894	$—	$533,269,272

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman National Municipal Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments

Seligman California Municipal High-Yield Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (90.7%)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Airport (2.4%)
County of Sacramento Revenue Bonds Senior Series 2009B
07-01-39	5.750%	$450,000	$444,996
Los Angeles Department of Airports Subordinated Revenue Bonds Los Angeles International Series 2010B
05-15-35	5.000	225,000	207,520

Total			652,516

College (8.0%)
California Educational Facilities Authority Revenue Bonds California Lutheran University Series 2008
10-01-21	5.250	665,000	665,818
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2010A
10-01-40	5.125	175,000	154,159
California Educational Facilities Authority Revenue Bonds Scripps College Series 2001
08-01-31	5.000	1,500,000	1,389,735

Total			2,209,712

Electric (3.5%)
California State Department of Water Resources Revenue Bonds Series 2010M
05-01-15	5.000	400,000	449,180
City of Vernon Revenue Bonds Series 2009A
08-01-21	5.125	500,000	501,915

Total			951,095

Health Care — Hospital (21.6%)
California Health Facilities Financing Authority Revenue Bonds Adventist Health System West Series 2009A
09-01-39	5.750	1,000,000	932,599
California Health Facilities Financing Authority Revenue Bonds Cedars-Sinai Medical Center Series 2009
08-15-39	5.000	750,000	646,485
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009A
07-01-29	5.500	700,000	668,143
California Municipal Finance Authority Revenue Bonds Community Hospitals Series 2009
02-01-39	5.500	750,000	609,773
California Statewide Communities Development Authority Revenue Bonds Cottage Health Obligation Group Series 2010
11-01-30	5.250	100,000	93,275
California Statewide Communities Development Authority Revenue Bonds John Muir Health Series 2006A
08-15-32	5.000	550,000	483,005
California Statewide Communities Development Authority Revenue Bonds Sutter Health Series 2002B
08-15-42	5.625	500,000	464,965
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09-01-30	5.000	450,000	395,492
Palomar Pomerado Health Certificate of Participation Series 2009
11-01-39	6.750	350,000	330,992
Washington Township Health Care District Revenue Bonds Series 1999
07-01-29	5.250	1,500,000	1,312,754

Total			5,937,483

Housing — Multi-family (7.3%)
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A A.M.T.
02-01-36	5.375	2,280,000	2,006,400

Lease (3.6%)
Los Angeles Municipal Improvement Corp. Revenue Bonds Capital Equipment Series 2008A
09-01-24	5.000	1,000,000	985,840

School (5.7%)
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08-01-33	5.000	1,590,000	1,577,216

Special District — Tax Allocation (14.5%)
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A
08-01-29	7.500	330,000	311,952
Bakersfield Redevelopment Agency Tax Allocation Bonds Southeast Bakersfield Series 2009B
08-01-29	7.250	195,000	188,707
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10-01-30	5.000	250,000	204,820
County of Riverside Economic Development Agency Tax Allocation Bonds Housing Series 2010A
10-01-39	6.000	300,000	264,843
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009
08-01-29	5.125	200,000	182,968
08-01-36	5.500	200,000	181,030
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07-01-27	6.000	1,000,000	1,007,001
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08-01-29	6.375	500,000	471,380
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Redevelopment Projects Series 2009B
08-01-28	6.125	700,000	654,801
Santee Community Development Commission Tax Allocation Bonds Redevelopment Project Series 2011A
08-01-31	7.000	75,000	75,519

The accompanying Notes to Financial Statements are an integral part of this statement.

26  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal High-Yield Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Special District — Tax Allocation (cont.)
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien Community Redevelopment Project Series 2011
12-01-12	3.000%	$445,000	$452,485

Total			3,995,506

State (17.1%)
State of California Unlimited General Obligation Bonds Series 2008
08-01-34	5.000	500,000	455,705
State of California Unlimited General Obligation Bonds Various Purpose Series 2005
03-01-32	5.000	1,000,000	935,910
State of California Unlimited General Obligation Bonds Various Purpose Series 2006
03-01-16	5.000	245,000	272,136
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
12-01-32	5.000	500,000	467,335
State of California Unlimited General Obligation Bonds Various Purpose Series 2009
04-01-25	5.625	500,000	521,740
04-01-31	5.750	1,000,000	1,025,760
04-01-38	6.000	500,000	510,815
State of California Unlimited General Obligation Refunding Bonds Series 2007
08-01-14	5.000	465,000	511,970

Total			4,701,371

Toll Road (5.2%)
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999
01-15-40	5.750	1,500,000	1,241,055
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01-01-33	5.000	300,000	202,146

Total			1,443,201

Water & Sewer (1.8%)
San Diego Public Facilities Financing Authority Revenue Bonds Senior Series 2009A
05-15-34	5.250	500,000	490,130

Total Municipal Bonds
(Cost: $26,448,088)			$24,950,470

Municipal Notes (2.4%)
		Amount
Issue	Effective	Payable at
Description(b,c,d)	Yield	Maturity	Value(a)

Floating Rate Notes
California Infrastructure & Economic Development Bank Revenue Bonds Pacific Gas & Electric Co. V.R.D.N. Series 2009 (Wells Fargo Bank N.A)
11-01-26	0.200%	$400,000	$400,000
California Infrastructure & Economic Development Bank Revenue Bonds California Academy V.R.D.N. Series 2008A (U.S. Bank)
09-01-38	0.170	200,000	200,000
Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds Proposition C V.R.D.N. 2nd Senior Series 2009A-1 (Bank of Nova Scotia)
07-01-23	0.210	60,000	60,000

Total Municipal Notes
(Cost: $660,000)			$660,000

Money Market Fund (0.2%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	51,674	(e)	$51,674

Total Money Market Fund
(Cost: $51,674)			$51,674

Total Investments in Securities
(Cost: $27,159,762)(f)			$25,662,144

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

Seligman California Municipal High-Yield Fund

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At March 31, 2011, the value of securities subject to alternative minimum tax represented 7.30% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2011.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $27,160,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$106,000
Unrealized depreciation	(1,604,000)

Net unrealized depreciation	($1,498,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

28  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal High-Yield Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$24,950,470	$—	$24,950,470

Total Bonds	—	24,950,470	—	24,950,470

Other
Municipal Notes	—	660,000	—	660,000
Unaffiliated Money Market Fund(c)	—	51,674	—	51,674

Total Other	—	711,674	—	711,674

Total	$—	$25,662,144	$—	$25,662,144

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)

Seligman California Municipal High-Yield Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Seligman California Municipal Quality Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (93.8%)
Issue	Coupon	Principal
Description(b)	Rate	Amount	Value(a)

Airport (2.4%)
County of Sacramento Revenue Bonds Senior Series 2009B
07-01-39	5.750%	$550,000	$543,884
Los Angeles Department of Airports Subordinated Revenue Bonds Los Angeles International Series 2010B
05-15-35	5.000	225,000	207,520

Total			751,404

College (16.2%)
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2010A
10-01-40	5.125	225,000	198,205
California Educational Facilities Authority Revenue Bonds Scripps College Series 2007 (NPFGC)
11-01-25	5.000	1,315,000	1,324,481
California State University Revenue Bonds Systemwide Series 2007A (AGM)
11-01-27	5.000	1,250,000	1,248,550
California Statewide Communities Development Authority Revenue Bonds Polytechnic School Series 2009
12-01-34	5.000	735,000	673,899
University of California Revenue Bonds Series 2008L
05-15-26	5.000	1,500,000	1,553,474

Total			4,998,609

Electric (15.7%)
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10-01-25	5.000	1,500,000	1,534,035
California State Department of Water Resources Revenue Bonds Series 2010M
05-01-15	5.000	600,000	673,770
City of Redding Certificate of Participation Series 2008A (AGM)
06-01-27	5.000	865,000	848,954
City of Riverside Revenue Bonds Series 2008D (AGM)
10-01-28	5.000	1,325,000	1,314,321
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07-01-30	5.000	500,000	487,890

Total			4,858,970

Health Care — Hospital (16.1%)
California Health Facilities Financing Authority Revenue Bonds Adventist Health System West Series 2009A
09-01-39	5.750	1,000,000	932,600
California Health Facilities Financing Authority Revenue Bonds Cedars-Sinai Medical Center Series 2009
08-15-39	5.000	900,000	775,782
California Health Facilities Financing Authority Revenue Bonds Scripps Health Series 2010A
11-15-36	5.000	750,000	645,443
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009A
07-01-29	5.500	800,000	763,592
California Statewide Communities Development Authority Revenue Bonds Cottage Health Obligation Group Series 2010
11-01-30	5.250	100,000	93,275
California Statewide Communities Development Authority Revenue Bonds John Muir Health Series 2009
07-01-39	5.125	500,000	445,100
California Statewide Communities Development Authority Revenue Bonds Kaiser Permanente Series 2002A
11-01-32	5.500	1,000,000	941,019
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09-01-30	5.000	450,000	395,492

Total			4,992,303

Lease (7.6%)
Eastern Municipal Water District Certificate of Participation Series 1991 (NPFGC/FGIC)
07-01-12	6.750	1,330,000	1,376,497
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06-01-35	5.250	1,000,000	983,790

Total			2,360,287

Miscellaneous Revenue (1.2%)
California Infrastructure & Economic Development Bank Revenue Bonds Series 2008
02-01-33	5.250	400,000	382,940

School (2.3%)
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01-01-34	5.000	750,000	708,098

Special District — Tax Allocation (8.3%)
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10-01-30	5.000	250,000	204,820
County of Riverside Economic Development Agency Tax Allocation Bonds Housing Series 2010A
10-01-39	6.000	350,000	308,984
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07-01-27	6.000	1,000,000	1,006,999
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay North Redevelopment Series 2009C
08-01-29	6.000	535,000	483,223

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  31

Portfolio of Investments (continued)

Seligman California Municipal Quality Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b)	Rate	Amount	Value(a)

Special District — Tax Allocation (cont.)
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien Community Redevelopment Project Series 2011
12-01-12	3.000%	$555,000	$564,335

Total			2,568,361

State (14.5%)
State of California Unlimited General Obligation Bonds Various Purpose Series 2006
03-01-16	5.000	1,000,000	1,110,760
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
12-01-32	5.000	500,000	467,335
State of California Unlimited General Obligation Bonds Various Purpose Series 2009
10-01-29	5.000	500,000	486,470
04-01-31	5.750	750,000	769,320
State of California Unlimited General Obligation Refunding Bonds Series 2007
08-01-14	5.000	1,000,000	1,101,010
State of California Unlimited General Obligation Refunding Bonds Various Purpose Series 2008
04-01-38	5.000	610,000	543,071

Total			4,477,966

Water & Sewer (9.5%)
Sacramento County Sanitation Districts Financing Authority Refunding Revenue Bonds Series 2001 (AMBAC)
12-01-27	5.000	2,000,000	1,975,380
San Diego Public Facilities Financing Authority Revenue Bonds Senior Series 2009A
05-15-34	5.250	1,000,000	980,260

Total			2,955,640

Total Municipal Bonds
(Cost: $29,944,919)			$29,054,578

Money Market Fund (1.2%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	371,483	(c)	$371,483

Total Money Market Fund
(Cost: $371,483)			$371,483

Total Investments in Securities
(Cost: $30,316,402)(d)			$29,426,061

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $30,316,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$152,000
Unrealized depreciation	(1,042,000)

Net unrealized depreciation	($890,000)

The accompanying Notes to Financial Statements are an integral part of this statement.

32  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal Quality Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$29,054,578	$—	$29,054,578

Total Bonds	—	29,054,578	—	29,054,578

Other
Unaffiliated Money Market Fund(c)	—	371,483	—	371,483

Total Other	—	371,483	—	371,483

Total	$—	$29,426,061	$—	$29,426,061

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  33

Portfolio of Investments (continued)

Seligman California Municipal Quality Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Seligman Minnesota Municipal Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (95.3%)
Issue	Coupon	Principal
Description(c,d)	Rate	Amount		Value(a)

Advanced Refunded (5.2%)
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01-01-16	6.375%	$2,815,000		$3,189,114

Airport (3.4%)
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Senior Series 2009B A.M.T.
01-01-22	5.000	480,000		491,736
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Bonds Senior Series 2010A
01-01-35	5.000	1,625,000		1,578,671

Total				2,070,407

City (0.8%)
City of Moorhead Unlimited General Obligation Bonds Flood Mitigation Series 2009B
02-01-29	4.500	500,000		510,570

College (18.5%)
Minnesota Higher Education Facilities Authority Revenue Bonds Bethel University Sixth Series 2007R
05-01-23	5.500	275,000		263,970
Minnesota Higher Education Facilities Authority Revenue Bonds Carleton College Series 2010D
03-01-40	5.000	415,000		408,742
Minnesota Higher Education Facilities Authority Revenue Bonds College of St. Catherine Series 2002-5-N1
10-01-32	5.375	1,000,000		918,280
Minnesota Higher Education Facilities Authority Revenue Bonds Gustavus Adolphus College Series 2010-7B
10-01-35	4.750	210,000		188,683
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2010E
10-01-29	5.000	100,000		96,035
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011-K2
10-01-32	6.000	200,000		200,928
10-01-40	6.000	500,000		489,845
Minnesota Higher Education Facilities Authority Revenue Bonds St. John’s University 6th Series 2005G
10-01-22	5.000	3,500,000		3,615,884
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College 6th Series 2007O
10-01-22	5.000	3,040,000		3,160,597
Minnesota Higher Education Facilities Authority Revenue Bonds St. Scholastica College Series 2010H
12-01-30	5.125	140,000		135,360
12-01-35	5.250	160,000		152,138
12-01-40	5.125	75,000		68,657
Minnesota Higher Education Facilities Authority Revenue Bonds St. Scholastica College Series 2011-7J
12-01-40	6.300	450,000		454,554
Minnesota Higher Education Facilities Authority Revenue Bonds University of St. Thomas 6th Series 2009X
04-01-39	5.250	1,100,000		1,067,055

Total				11,220,728

County (2.0%)
County of Anoka Unlimited General Obligation Bonds Capital Improvement Series 2008A
02-01-23	5.000	500,000		541,005
Dakota County Community Development Agency Unlimited General Obligation Bonds Series 2010A
01-01-26	4.000	680,000		687,990

Total				1,228,995

Electric (10.5%)
Minnesota Municipal Power Agency Revenue Bonds Series 2005
10-01-30	5.000	500,000		500,800
Minnesota Municipal Power Agency Revenue Bonds Series 2010A
10-01-35	5.250	1,500,000		1,405,830
Northern Municipal Power Agency Revenue Bonds Series 2007A (AMBAC)
01-01-26	5.000	1,000,000		1,005,610
Northern Municipal Power Agency Revenue Bonds Series 2008A
01-01-21	5.000	1,000,000		1,045,940
Southern Minnesota Municipal Power Agency Revenue Bonds Capital Appreciation Zero Coupon Series 1994A (NPFGC)
01-01-26	5.007	5,000,000	(f)	2,396,050

Total				6,354,230

Health Care — Hospital (21.9%)
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05-01-30	5.000	500,000		492,725
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05-01-37	5.250	1,895,000		1,681,414
City of Rochester Revenue Bonds Olmsted Medical Center Series 2010
07-01-30	5.875	275,000		260,574
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09-01-25	5.100	2,000,000		1,903,199
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05-01-30	5.125	1,000,000		961,690
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009
07-01-39	5.750	1,500,000		1,397,175

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  35

Portfolio of Investments (continued)

Seligman Minnesota Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(c,d)	Rate	Amount		Value(a)

Health Care — Hospital (cont.)
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities Series 2010A
08-15-35	5.250%	$1,000,000		$969,200
Minnesota Agricultural & Economic Development Board Unrefunded Revenue Bonds Evangelical Series 1997 (AMBAC)
12-01-22	5.150	1,105,000		1,105,000
St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems Series 2009A-1
11-15-29	5.250	1,250,000		1,241,113
St. Paul Housing & Redevelopment Authority Revenue Bonds Gillette Children’s Specialty Series 2009
02-01-27	5.000	1,300,000		1,227,837
02-01-29	5.000	525,000		488,040
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05-15-36	5.250	1,500,000		1,323,090
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12-01-34	5.000	250,000		239,610

Total				13,290,667

Housing — Multi-family (0.4%)
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01-01-31	5.000	250,000		250,618

Housing — Single Family (3.0%)
Minnesota Housing Finance Agency Revenue Bonds Residential Housing Finance Series 2008A
07-01-23	4.650	895,000		905,695
Minnesota Housing Finance Agency Revenue Bonds Series 2009
01-01-40	5.100	975,000		944,902

Total				1,850,597

Lease (2.4%)
Minnetrista Economic Development Authority Revenue Bonds Series 2009A
02-01-28	4.500	285,000		281,999
02-01-29	4.625	200,000		199,868
02-01-31	4.750	400,000		398,956
St. Paul Housing & Redevelopment Authority Revenue Bonds Parking Facility — RiverCenter Parking Ramp Series 2009
05-01-24	4.500	580,000		592,482

Total				1,473,305

Miscellaneous Revenue (7.4%)
City of Minneapolis Revenue Bonds Blake School Project Series 2010
09-01-21	4.000	215,000		216,726
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08-01-35	5.000	300,000		273,621
State of Minnesota Revenue Bonds Series 2000
06-01-30	6.000	4,000,000		4,012,840

Total				4,503,187

Sales or Use Tax (1.9%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds 1st Subordinated Series 2010C
08-01-41	5.250	1,325,000	(b)	1,171,751

School (3.5%)
Rocori Area Schools Independent School District No. 750 Unlimited General Obligation Bonds School Building Series 2009B (School District Credit Enhancement Program)
02-01-34	4.750	2,100,000		2,102,583

Special Purpose Certificates — General Obligations (3.5%)
Metropolitan Council Unlimited General Obligation Refunding Bonds Waste Water Series 2005B
05-01-25	5.000	2,000,000		2,135,760

Student Loan (0.7%)
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11-01-29	5.000	450,000	(h)	436,212

Water & Sewer (10.2%)
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02-01-25	5.000	3,305,000		3,443,744
City of St. Paul Revenue Bonds Series 2009C
12-01-28	4.000	1,270,000		1,186,053
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03-01-19	5.000	1,480,000		1,597,348

Total				6,227,145

Total Municipal Bonds
(Cost: $58,011,718)				$58,015,869

Municipal Notes (2.5%)
		Amount
Issue	Effective	Payable at
Description(c,d,e)	Yield	Maturity		Value(a)

City of Brooklyn Center Refunding Revenue Bonds Brookdale Corp. II Project V.R.D.N. Series 2001 (U.S. Bank)
12-01-14	0.230%	$600,000		$600,000
City of Robbinsdale Refunding Revenue Bonds North Memorial Health Care V.R.D.N. Series 2008A-4 (Wells Fargo Bank)
05-01-33	0.200	500,000		500,000
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project V.R.D.N. 7th Series 2005 (JP Morgan Chase Bank)
05-01-25	0.240	400,000		400,000

Total Municipal Notes
(Cost: $1,500,000)				$1,500,000

Money Market Fund (0.3%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	96,589	(g)	$96,589

Total Money Market Fund
(Cost: $96,589)			$96,589

Total Investments in Securities
(Cost: $59,608,307)(i)			$59,612,458

The accompanying Notes to Financial Statements are an integral part of this statement.

36  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman Minnesota Municipal Fund

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 1.93% of net assets at March 31, 2011.

(c)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(d)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax – At March 31, 2011, the value of securities subject to alternative minimum tax represented 0.81% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(e)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2011.

(f)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(h)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at March 31, 2011 was $436,212, representing 0.72% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010 5.000% 2029	12-02-10	$450,000

(i)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $59,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,010,000
Unrealized depreciation	(1,006,000)

Net unrealized appreciation	$4,000

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  37

Portfolio of Investments (continued)

Seligman Minnesota Municipal Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$58,015,869	$—	$58,015,869

Total Bonds	—	58,015,869	—	58,015,869

Other
Municipal Notes	—	1,500,000	—	1,500,000
Unaffiliated Money Market Fund(c)	96,589	—	—	96,589

Total Other	96,589	1,500,000	—	1,596,589

Total	$96,589	$59,515,869	$—	$59,612,458

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman Minnesota Municipal Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  39

Portfolio of Investments

Seligman New York Municipal Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (95.3%)
Issue	Coupon	Principal
Description(c,d)	Rate	Amount	Value(a)

Advanced Refunded (3.1%)
Triborough Bridge & Tunnel Authority Prerefunded Revenue Bonds General Purpose Series 1999B
01-01-30	5.500%	$1,800,000	$2,192,292

City (3.0%)
City of New York Unlimited General Obligation Bonds Series 2010B
08-01-21	5.000	500,000	543,515
City of New York Unlimited General Obligation Bonds Subordinated Series 2009I-1
04-01-27	5.250	1,500,000	1,552,215
City of New York Unrefunded Unlimited General Obligation Bonds Series 1995C
08-15-24	7.250	5,000	5,022

Total			2,100,752

College (23.8%)
City of Troy Revenue Bonds Rensselaer Polytechnic Series 2010A
09-01-40	5.125	250,000	227,613
Hempstead Town Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07-01-39	5.750	1,000,000	960,820
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03-01-26	4.750	725,000	682,073
New York State Dormitory Authority Revenue Bonds Brooklyn Law School Series 2003B (XLCA)
07-01-30	5.125	1,000,000	981,330
New York State Dormitory Authority Revenue Bonds Cornell University Series 2009A
07-01-27	5.000	1,000,000	1,048,830
New York State Dormitory Authority Revenue Bonds Manhattan Marymount College Series 2009
07-01-29	5.250	1,000,000	958,020
New York State Dormitory Authority Revenue Bonds Mount Sinai School of Medicine Series 2009
07-01-39	5.125	1,000,000	913,130
New York State Dormitory Authority Revenue Bonds New York University Series 2007A (AMBAC)
07-01-24	5.000	2,000,000	2,087,579
New York State Dormitory Authority Revenue Bonds Pratt Institute Series 2009C
07-01-39	5.125	1,000,000	943,720
New York State Dormitory Authority Revenue Bonds Rockefeller University Series 2009A
07-01-27	4.750	600,000	611,448
New York State Dormitory Authority Revenue Bonds St. John’s University Series 2007A (NPFGC)
07-01-32	5.250	1,000,000	976,150
New York State Dormitory Authority Revenue Bonds St. John’s University Series 2007C (NPFGC)
07-01-26	5.250	1,205,000	1,249,838
New York State Dormitory Authority Revenue Bonds The New School Series 2010
07-01-40	5.500	500,000	481,670
New York State Dormitory Authority Revenue Bonds University of Rochester Series 2009A
07-01-39	5.125	1,350,000	1,311,632
New York State Dormitory Authority Revenue Bonds Yeshiva University Series 2001 (AMBAC)
07-01-30	5.000	1,250,000	1,233,175
Rensselaer County Industrial Development Agency Revenue Bonds Polytechnic Institute Dorm Project Series 1999A
08-01-29	5.125	1,000,000	952,520
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06-01-29	6.000	1,000,000	1,029,800

Total			16,649,348

County (2.8%)
County of Suffolk Unlimited General Obligation Public Improvement Bonds Series 2009A
05-15-26	4.250	2,000,000	2,004,000

Health Care — Hospital (10.9%)
Monroe County Industrial Development Corp. Revenue Bonds Unity Hospital Rochester Project Series 2010 (FHA)
08-15-35	5.750	800,000	850,336
New York State Dormitory Authority Revenue Bonds Mental Health Services Facilities Improvement Series 2007C (AGM)
08-15-26	5.000	2,000,000	2,036,539
New York State Dormitory Authority Revenue Bonds Mount Sinai Hospital Series 2010A
07-01-26	5.000	1,050,000	1,039,427
New York State Dormitory Authority Revenue Bonds New York University Hospital Center Series 2011A
07-01-31	5.750	400,000	394,316
New York State Dormitory Authority Revenue Bonds North Shore Long Island Jewish Series 2009A
05-01-37	5.500	1,250,000	1,188,563
New York State Dormitory Authority Revenue Bonds Vassar Brothers Hospital Series 1997 (AGM)
07-01-25	5.375	1,500,000	1,504,140
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11-01-37	6.125	700,000	679,861

Total			7,693,182

The accompanying Notes to Financial Statements are an integral part of this statement.

40  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman New York Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(c,d)	Rate	Amount		Value(a)

Health Care — Life Care Center (0.5%)
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12-01-40	6.000%	$400,000		$366,956

Housing — Multi-family (5.7%)
Amherst Development Corp. Revenue Bonds UBF Facility Student Housing Corp. Series 2010A (AGM)
10-01-45	4.625	1,500,000		1,218,510
Housing Development Corp. Revenue Bonds Series 2009M
11-01-45	5.150	750,000		712,875
New York State Housing Finance Agency Revenue Bonds Phillips Village Project Series 1994A (FHA) A.M.T.
08-15-17	7.750	2,060,000		2,081,836

Total				4,013,221

Housing — Single Family (0.9%)
New York Mortgage Agency Revenue Bonds Homeowners Mortgage Series 1998-69 A.M.T.
10-01-28	5.500	425,000		424,987
New York Mortgage Agency Revenue Bonds Series 1999-82 A.M.T.
04-01-30	5.650	240,000		240,005

Total				664,992

Industrial-Pollution — IDR (2.9%)
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01-01-21	5.500	2,000,000		2,006,480

Industrial-Pollution — PCR (3.0%)
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 A.M.T.
03-01-24	5.750	2,000,000		2,136,080

Lease (2.9%)
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04-01-19	5.000	1,000,000		1,109,250
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C
10-01-36	5.125	1,000,000		964,840

Total				2,074,090

Miscellaneous Revenue (6.6%)
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2002A
01-01-29	5.125	2,950,000		2,941,239
Metropolitan Transportation Authority Revenue Bonds Series 2010D
11-15-34	5.000	450,000		418,734
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2010-1A
10-01-17	5.000	250,000		281,925
New York City Trust for Cultural Resources Revenue Bonds Museum of Modern Art Series 2001D (AMBAC)
07-01-31	5.125	1,000,000		986,900

Total				4,628,798

Port District (3.6%)
Port Authority of New York & New Jersey Revenue Bonds Consolidated 93rd Series 1994
06-01-94	6.125	2,250,000		2,528,933

Sales or Use Tax (4.6%)
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2009A
11-15-24	5.000	250,000		268,868
New York City Transitional Finance Authority Unrefunded Revenue Bonds Future Tax Secured Series 2001B
05-01-30	5.000	1,500,000		1,504,680
Puerto Rico Sales Tax Financing Corp. Revenue Bonds 1st Subordinated Series 2010C
08-01-41	5.250	1,650,000	(b)	1,459,161

Total				3,232,709

Special District — Special Tax (12.1%)
Metropolitan Transportation Authority Revenue Bonds Series 2009B
11-15-34	5.000	2,000,000		1,930,019
New York City Transitional Finance Authority Revenue Bonds Fiscal 2009 Series 2009S-3
01-15-22	5.000	1,000,000		1,058,610
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B
11-01-26	5.000	1,035,000		1,075,065
New York State Dormitory Authority Revenue Bonds Education Series 2009A
03-15-28	5.000	1,545,000		1,596,155
New York State Dormitory Authority Revenue Bonds Series 2009A
02-15-34	5.000	1,400,000		1,381,142
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03-15-36	5.000	1,500,000		1,466,490

Total				8,507,481

Toll Road (4.1%)
New York State Thruway Authority Revenue Bonds Series 2005A (NPFGC)
04-01-25	5.000	500,000		510,620
New York State Thruway Authority Revenue Bonds Series 2005F (AMBAC)
01-01-25	5.000	2,000,000		2,003,240
Triborough Bridge & Tunnel Authority Unrefunded Revenue Bonds General Purpose Series 2001A
01-01-32	5.000	380,000		380,080

Total				2,893,940

Water & Sewer (4.8%)
New York City Municipal Water Finance Authority Refunding Revenue Bonds Series 2006C
06-15-33	4.750	1,440,000		1,377,058

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  41

Portfolio of Investments (continued)

Seligman New York Municipal Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(c,d)	Rate	Amount	Value(a)

Water & Sewer (cont.)
New York City Municipal Water Finance Authority Revenue Bonds Series 2008CC
06-15-34	5.000%	$2,000,000	$1,972,820

Total			3,349,878

Total Municipal Bonds
(Cost: $66,788,988)			$67,043,132

Municipal Notes (2.3%)
		Amount
Issue	Effective	Payable at
Description(c,d,e)	Yield	Maturity	Value(a)

City of New York Unlimited General Obligation Bonds V.R.D.N. Series 1993 (JP Morgan Chase Bank)
08-01-17	0.180%	$1,000,000	$1,000,000
08-01-20	0.180	200,000	200,000
New York State Dormitory Authority Revenue Bonds University of Rochester V.R.D.N. Series 2003 (HSBC Bank USA)
07-01-33	0.180	400,000	400,000

Total Municipal Notes
(Cost: $1,600,000)			$1,600,000

Money Market Fund (1.5%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	1,059,665	(f)	$1,059,665

Total Money Market Fund
(Cost: $1,059,665)			$1,059,665

Total Investments in Securities
(Cost: $69,448,653)(g)			$69,702,797

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.07% of net assets at March 31, 2011.

(c)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(d)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax – At March 31, 2011, the value of securities subject to alternative minimum tax represented 6.94% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(e)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2011.

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman New York Municipal Fund

Notes to Portfolio of Investments (continued)

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $69,449,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,465,000
Unrealized depreciation	(1,211,000)

Net unrealized appreciation	$254,000

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  43

Portfolio of Investments (continued)

Seligman New York Municipal Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$67,043,132	$—	$67,043,132

Total Bonds	—	67,043,132	—	67,043,132

Other
Municipal Notes	—	1,600,000	—	1,600,000
Unaffiliated Money Market Fund(c)	1,059,665	—	—	1,059,665

Total Other	1,059,665	1,600,000	—	2,659,665

Total	$1,059,665	$68,643,132	$—	$69,702,797

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman New York Municipal Fund

Notes to Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  45

Statements of Assets and Liabilities

		Seligman	Seligman
	Seligman	California Municipal	California Municipal
	National Municipal	High-Yield	Quality
March 31, 2011 (Unaudited)	Fund	Fund	Fund
Assets
Investments in securities, at value (identified cost $539,799,165, $27,108,088 and $29,944,919)	$532,605,894	$25,610,470	$29,054,578
Money market fund (identified cost $663,378, $51,674 and $371,483)	663,378	51,674	371,483

Total investments in securities (identified cost $540,462,543, $27,159,762 and $30,316,402)	533,269,272	25,662,144	29,426,061
Receivable from Investment Manager	3,008	349	319
Capital shares receivable	1,359,115	123,602	74,175
Accrued interest receivable	7,825,841	324,966	498,599
Receivable for investment securities sold	360,787	1,596,790	1,209,204

Total assets	542,818,023	27,707,851	31,208,358

Liabilities
Dividends payable to shareholders	1,937,757	106,296	106,198
Capital shares payable	881,627	11,526	61,546
Accrued investment management services fees	6,056	308	348
Accrued distribution fees	4,259	290	259
Accrued transfer agency fees	153,918	8,346	10,150
Accrued administrative services fees	1,029	53	59
Other accrued expenses	723,573	62,270	69,737

Total liabilities	3,708,219	189,089	248,297

Net assets applicable to outstanding shares	$539,109,804	$27,518,762	$30,960,061

Represented by
Shares of beneficial interest/capital stock — $.001 par value	$73,111	$4,609	$5,149
Additional paid-in capital	550,206,542	29,177,828	32,063,396
Undistributed net investment income	139,765	33,711	35,251
Accumulated net realized gain (loss)	(4,116,343)	(199,768)	(253,394)
Unrealized appreciation (depreciation) on investments	(7,193,271)	(1,497,618)	(890,341)

Total — representing net assets applicable to outstanding shares	$539,109,804	$27,518,762	$30,960,061

Net assets applicable to outstanding shares:	Class A	$511,515,560	$22,522,632	$28,679,957
	Class C	$27,594,244	$4,996,130	$2,280,104
Outstanding shares of beneficial interest/capital stock:	Class A	69,386,225	3,773,345	4,768,443
	Class C	3,725,212	836,027	380,774
Net asset value per share:	Class A(1)	$7.37	$5.97	$6.01
	Class C	$7.41	$5.98	$5.99

(1)	The maximum offering price per share for Class A for Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund is $7.74, $6.27 and $6.31, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

	Seligman	Seligman
	Minnesota Municipal	New York Municipal
March 31, 2011 (Unaudited)	Fund	Fund
Assets
Investments in securities, at value (identified cost $59,511,718 and $68,388,988)	$59,515,869	$68,643,132
Money market fund (identified cost $96,589 and $1,059,665)	96,589	1,059,665

Total investments in securities (identified cost $59,608,307 and $69,448,653)	59,612,458	69,702,797
Receivable from Investment Manager	514	539
Capital shares receivable	178,420	171,031
Accrued interest receivable	864,189	931,203
Receivable for investment securities sold	609,232	—

Total assets	61,264,813	70,805,570

Liabilities
Dividends payable to shareholders	209,170	245,568
Capital shares payable	88,227	71,725
Accrued investment management services fees	682	790
Accrued distribution fees	450	620
Accrued transfer agency fees	15,308	13,910
Accrued administrative services fees	117	135
Other accrued expenses	92,954	104,470

Total liabilities	406,908	437,218

Net assets applicable to outstanding shares	$60,857,905	$70,368,352

Represented by
Shares of beneficial interest/capital stock — $.001 par value	$8,378	$9,183
Additional paid-in capital	60,705,086	70,235,388
Undistributed (excess of distributions over) net investment income	23,617	(1,984)
Accumulated net realized gain (loss)	116,673	(128,379)
Unrealized appreciation (depreciation) on investments	4,151	254,144

Total — representing net assets applicable to outstanding shares	$60,857,905	$70,368,352

Net assets applicable to outstanding shares:	Class A	$59,195,231	$63,639,732
	Class C	$1,662,674	$6,728,620
Outstanding shares of beneficial interest/capital stock:	Class A	8,150,073	8,306,631
	Class C	228,385	876,519
Net asset value per share:	Class A(1)	$7.26	$7.66
	Class C	$7.28	$7.68

(1)	The maximum offering price per share for Class A for Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund is $7.62 and $8.04, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  47

Statements of Operations

		Seligman	Seligman
	Seligman	California Municipal	California Municipal
	National Municipal	High-Yield	Quality
Six months ended March 31, 2011 (Unaudited)	Fund	Fund	Fund
Investment income
Income:
Interest	$15,007,422	$822,286	$861,393
Income distributions from money market fund	454	101	171

Total income	15,007,876	822,387	861,564

Expenses:
Investment management services fees	1,200,630	62,531	70,325
Distribution fees
Class A	694,552	31,460	39,530
Class C	150,159	26,673	13,404
Transfer agency fees
Class A	239,538	10,182	13,342
Class C	13,280	2,078	1,203
Administrative services fees	202,809	10,676	12,007
Compensation of board members	6,508	341	383
Custodian fees	6,150	3,000	2,140
Printing and postage	33,030	7,901	8,713
Registration fees	29,508	18,430	20,025
Professional fees	2,630	11,120	10,997
SDC lease expense	198,073	9,832	11,752
Other	69,201	2,823	2,556

Total expenses	2,846,068	197,047	206,377
Expenses waived/reimbursed by the Investment Manager and its affiliates	(359,371)	(56,644)	(60,820)

Total net expenses	2,486,697	140,403	145,557

Investment income (loss) — net	12,521,179	681,984	716,007

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	(1,483,746)	(76,292)	(121,630)
Futures contracts	(507,864)	(5,610)	(5,941)

Net realized gain (loss) on investments	(1,991,610)	(81,902)	(127,571)
Net change in unrealized appreciation (depreciation) on investments	(45,991,624)	(3,215,854)	(3,129,605)

Net gain (loss) on investments	(47,983,234)	(3,297,756)	(3,257,176)

Net increase (decrease) in net assets resulting from operations	$(35,462,055)	$(2,615,772)	$(2,541,169)

The accompanying Notes to Financial Statements are an integral part of this statement.

48  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

	Seligman	Seligman
	Minnesota Municipal	New York Municipal
Six months ended March 31, 2011 (Unaudited)	Fund	Fund
Investment income
Income:
Interest	$1,531,441	$1,848,728
Income distributions from money market fund	146	145

Total income	1,531,587	1,848,873

Expenses:
Investment management services fees	130,682	154,796
Distribution fees
Class A	77,589	85,060
Class C	8,382	37,313
Transfer agency fees
Class A	24,977	20,281
Class C	625	2,275
Administrative services fees	22,312	26,429
Compensation of board members	702	840
Custodian fees	3,600	3,600
Printing and postage	9,927	9,789
Registration fees	17,272	15,726
Professional fees	11,839	11,902
SDC lease expense	19,541	22,960
Other	2,585	4,964

Total expenses	330,033	395,935
Expenses waived/reimbursed by the Investment Manager and its affiliates	(71,995)	(69,685)

Total net expenses	258,038	326,250

Investment income (loss) — net	1,273,549	1,522,623

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	321,620	233,179
Futures contracts	(7,778)	(10,617)

Net realized gain (loss) on investments	313,842	222,562
Net change in unrealized appreciation (depreciation) on investments	(4,194,438)	(5,840,827)

Net gain (loss) on investments	(3,880,596)	(5,618,265)

Net increase (decrease) in net assets resulting from operations	$(2,607,047)	$(4,095,642)

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  49

Statements of Changes in Net Assets

	Seligman		Seligman
	National Municipal Fund		California Municipal High-Yield Fund
	Six months ended	Year ended	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010	March 31, 2011	Sept. 30, 2010
	(Unaudited)		(Unaudited)
Operations and distributions
Investment income (loss) — net	$12,521,179	$27,206,648	$681,984	$1,498,860
Net realized gain (loss) on investments	(1,991,610)	7,389,825	(81,902)	76,282
Net change in unrealized appreciation (depreciation) on investments	(45,991,624)	(844,247)	(3,215,854)	184,776

Net increase (decrease) in net assets resulting from operations	(35,462,055)	33,752,226	(2,615,772)	1,759,918

Distributions to shareholders from:
Net investment income
Class A	(11,956,193)	(26,487,332)	(563,638)	(1,365,491)
Class C	(533,805)	(1,223,738)	(99,755)	(236,383)
Net realized gain
Class A	(4,432,054)	(13,491,860)	(161,738)	(371,289)
Class C	(238,571)	(748,905)	(33,607)	(76,734)

Total distributions	(17,160,623)	(41,951,835)	(858,738)	(2,049,897)

Share transactions
Proceeds from sales
Class A shares	4,867,373	28,721,510	848,092	1,640,431
Class C shares	831,404	3,100,126	250,667	698,473
Reinvestment of distributions at net asset value
Class A shares	11,283,023	26,419,280	473,426	1,099,632
Class C shares	513,666	1,286,631	84,985	190,423
Payments for redemptions
Class A shares	(67,533,860)	(100,348,448)	(4,663,083)	(4,893,610)
Class C shares	(4,533,043)	(7,123,720)	(491,977)	(1,259,027)
Redemption fees (Note 6)	—	15,079	N/A	N/A

Increase (decrease) in net assets from share transactions	(54,571,437)	(47,929,542)	(3,497,890)	(2,523,678)

Proceeds from regulatory settlement (Note 10)	—	20,581	—	—

Total increase (decrease) in net assets	(107,194,115)	(56,108,570)	(6,972,400)	(2,813,657)
Net assets at beginning of period	646,303,919	702,412,489	34,491,162	37,304,819

Net assets at end of period	$539,109,804	$646,303,919	$27,518,762	$34,491,162

Undistributed net investment income	$139,765	$108,584	$33,711	$15,120

The accompanying Notes to Financial Statements are an integral part of this statement.

50  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

	Seligman		Seligman
	California Municipal Quality Fund		Minnesota Municipal Fund
	Six months ended	Year ended	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010	March 31, 2011	Sept. 30, 2010
	(Unaudited)		(Unaudited)
Operations and distributions
Investment income (loss) — net	$716,007	$1,588,270	$1,273,549	$2,598,315
Net realized gain (loss) on investments	(127,571)	88,486	313,842	815,146
Net change in unrealized appreciation (depreciation) on investments	(3,129,605)	(57,850)	(4,194,438)	95,754

Net increase (decrease) in net assets resulting from operations	(2,541,169)	1,618,906	(2,607,047)	3,509,215

Distributions to shareholders from:
Net investment income
Class A	(651,312)	(1,753,208)	(1,239,220)	(2,636,350)
Class C	(45,223)	(135,948)	(27,231)	(46,006)
Net realized gain
Class A	(197,343)	(271,973)	(817,163)	(795,681)
Class C	(16,925)	(24,518)	(20,869)	(15,898)

Total distributions	(910,803)	(2,185,647)	(2,104,483)	(3,493,935)

Share transactions
Proceeds from sales
Class A shares	277,182	2,840,834	854,390	3,066,720
Class C shares	66,947	285,537	340,443	560,398
Reinvestment of distributions at net asset value
Class A shares	596,923	1,309,779	1,718,012	2,499,305
Class C shares	15,168	27,469	36,706	43,983
Payments for redemptions
Class A shares	(4,857,955)	(8,098,135)	(5,684,803)	(9,914,394)
Class C shares	(777,122)	(541,870)	(212,031)	(409,031)

Increase (decrease) in net assets from share transactions	(4,678,857)	(4,176,386)	(2,947,283)	(4,153,019)

Total increase (decrease) in net assets	(8,130,829)	(4,743,127)	(7,658,813)	(4,137,739)
Net assets at beginning of period	39,090,890	43,834,017	68,516,718	72,654,457

Net assets at end of period	$30,960,061	$39,090,890	$60,857,905	$68,516,718

Undistributed net investment income	$35,251	$15,779	$23,617	$16,519

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  51

Statements of Changes in Net Assets (continued)

	Seligman
	New York Municipal Fund
	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$1,522,623	$3,271,158
Net realized gain (loss) on investments	222,562	572,463
Net change in unrealized appreciation (depreciation) on investments	(5,840,827)	346,739

Net increase (decrease) in net assets resulting from operations	(4,095,642)	4,190,360

Distributions to shareholders from:
Net investment income
Class A	(1,399,249)	(3,192,323)
Class C	(125,530)	(295,832)
Net realized gain
Class A	(716,470)	(786,601)
Class C	(78,474)	(88,427)

Total distributions	(2,319,723)	(4,363,183)

Share transactions
Proceeds from sales
Class A shares	1,131,753	5,583,991
Class C shares	79,768	1,159,954
Reinvestment of distributions at net asset value
Class A shares	1,538,515	2,839,044
Class C shares	98,885	199,511
Payments for redemptions
Class A shares	(9,437,647)	(9,036,972)
Class C shares	(1,311,834)	(1,028,442)

Increase (decrease) in net assets from share transactions	(7,900,560)	(282,914)

Total increase (decrease) in net assets	(14,315,925)	(455,737)
Net assets at beginning of period	84,684,277	85,140,014

Net assets at end of period	$70,368,352	$84,684,277

Undistributed (excess of distributions over) net investment income	$(1,984)	$172

The accompanying Notes to Financial Statements are an integral part of this statement.

52  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Seligman National Municipal Fund

	Six month ended
Class A	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010		2009	2008	2007	2006
Net asset value, beginning of period	$8.03	$8.12		$7.31	$7.74	$7.81	$7.88

Income from investment operations:
Net investment income (loss)	.16	.33		.20	.29	.33	.35
Net gains (losses) (both realized and unrealized)	(.59)	.08		.86	(.44)	(.08)	(.07)

Total from investment operations	(.43)	.41		1.06	(.15)	.25	.28

Less distributions:
Dividends from net investment income	(.17)	(.33)		(.28)	(.28)	(.32)	(.35)
Distributions from realized gains	(.06)	(.17)		—	—	—	—

Total distributions	(.23)	(.50)		(.28)	(.28)	(.32)	(.35)

Proceeds from regulatory settlement	—	.00	(a)	—	—	—	—

Redemption fees (Note 6 to Financial Statements)	—	.00	(a)	.03 (b)	—	—	—

Net asset value, end of period	$7.37	$8.03		$8.12	$7.31	$7.74	$7.81

Total return	(5.46% )	5.41%	(c)	15.19%	(2.07% )	3.21%	3.58%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	.93% (e)	.81%		1.09%	.95%	.90%	.92%

Net expenses after expense waiver/reimbursement(f)	.81% (e)	.79%		.95%	.95%	.90%	.92%

Net investment income (loss)	4.31% (e)	4.18%		2.57%	3.77%	4.19%	4.46%

Supplemental data
Net assets, end of period (in millions)	$512	$613		$666	$56	$58	$66

Portfolio turnover rate	2%	20%		107%	16%	29%	—%

See accompanying Notes to Financial Highlights.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  53

Financial Highlights (continued)

Seligman National Municipal Fund (continued)

	Six month ended
Class C	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.07	$8.15	$7.31	$7.75	$7.81	$7.88

Income from investment operations:
Net investment income (loss)	.14	.27	.14	.22	.26	.28
Net gains (losses) (both realized and unrealized)	(.60)	.09	.92	(.45)	(.07)	(.07)

Total from investment operations	(.46)	.36	1.06	(.23)	.19	.21

Less distributions:
Dividends from net investment income	(.14)	(.27)	(.22)	(.21)	(.25)	(.28)
Distributions from realized gains	(.06)	(.17)	—	—	—	—

Total distributions	(.20)	(.44)	(.22)	(.21)	(.25)	(.28)

Proceeds from regulatory settlement	—	.00 (a)	—	—	—	—

Net asset value, end of period	$7.41	$8.07	$8.15	$7.31	$7.75	$7.81

Total return	(5.77% )	4.75% (c)	14.62%	(3.07% )	2.42%	2.66%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.69% (e)	1.56%	1.86%	1.85%	1.80%	1.82%

Net expenses after expense waiver/reimbursement(f)	1.56% (e)	1.54%	1.71%	1.85%	1.80%	1.82%

Net investment income (loss)	3.56% (e)	3.43%	1.81%	2.87%	3.29%	3.56%

Supplemental data
Net assets, end of period (in millions)	$28	$33	$37	$2	$2	$2

Portfolio turnover rate	2%	20%	107%	16%	29%	—%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	Per share amount is calculated based on average shares outstanding during the period.
(c)	During the year ended Sept. 30, 2010, the Fund received proceeds from a regulatory settlement. There was no impact to the total return for each class.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

54  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman California Municipal High-Yield Fund

	Six month ended
Class A	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.65	$6.69	$6.18	$6.55	$6.60	$6.62

Income from investment operations:
Net investment income (loss)	.14	.29	.26	.27	.28	.28
Net gains (losses) (both realized and unrealized)	(.64)	.06	.51	(.36)	(.06)	(.02)

Total from investment operations	(.50)	.35	.77	(.09)	.22	.26

Less distributions:
Dividends from net investment income	(.14)	(.31)	(.26)	(.27)	(.27)	(.28)
Distributions from realized gains	(.04)	(.08)	—	(.01)	—	—

Total distributions	(.18)	(.39)	(.26)	(.28)	(.27)	(.28)

Net asset value, end of period	$5.97	$6.65	$6.69	$6.18	$6.55	$6.60

Total return	(7.58% )	5.57%	12.73%	(1.51% )	3.35%	3.99%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.16% (b)	1.02%	1.27%	1.02%	.95%	1.00%

Net expenses after expense waiver/reimbursement(c)	.79% (b)	.79%	1.04%	.92%	.85%	.90%

Net investment income (loss)	4.60% (b)	4.44%	4.16%	4.14%	4.25%	4.26%

Supplemental data
Net assets, end of period (in millions)	$23	$29	$31	$31	$29	$30

Portfolio turnover rate	9%	18%	63%	4%	8%	—%

	Six month ended
Class C	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.66	$6.70	$6.18	$6.56	$6.61	$6.63

Income from investment operations:
Net investment income (loss)	.12	.24	.20	.21	.22	.22
Net gains (losses) (both realized and unrealized)	(.64)	.06	.53	(.37)	(.06)	(.02)

Total from investment operations	(.52)	.30	.73	(.16)	.16	.20

Less distributions:
Dividends from net investment income	(.12)	(.26)	(.21)	(.21)	(.21)	(.22)
Distributions from realized gains	(.04)	(.08)	—	(.01)	—	—

Total distributions	(.16)	(.34)	(.21)	(.22)	(.21)	(.22)

Net asset value, end of period	$5.98	$6.66	$6.70	$6.18	$6.56	$6.61

Total return	(7.91% )	4.78%	11.94%	(2.54% )	2.42%	3.06%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.90% (b)	1.77%	2.13%	1.92%	1.85%	1.90%

Net expenses after expense waiver/reimbursement(c)	1.54% (b)	1.54%	1.89%	1.82%	1.75%	1.80%

Net investment income (loss)	3.86% (b)	3.69%	3.30%	3.24%	3.35%	3.35%

Supplemental data
Net assets, end of period (in millions)	$5	$6	$6	$5	$2	$3

Portfolio turnover rate	9%	18%	63%	4%	8%	—%

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  55

Financial Highlights (continued)

Seligman California Municipal Quality Fund

	Six months ended
Class A	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.62	$6.69	$6.13	$6.57	$6.69	$6.79

Income from investment operations:
Net investment income (loss)	.13	.26	.23	.26	.28	.28
Net gains (losses) (both realized and unrealized)	(.57)	.02	.58	(.40)	(.12)	(.07)

Total from investment operations	(.44)	.28	.81	(.14)	.16	.21

Less distributions:
Dividends from net investment income	(.13)	(.30)	(.23)	(.25)	(.27)	(.28)
Distributions from realized gains	(.04)	(.05)	(.02)	(.05)	(.01)	(.03)

Total distributions	(.17)	(.35)	(.25)	(.30)	(.28)	(.31)

Net asset value, end of period	$6.01	$6.62	$6.69	$6.13	$6.57	$6.69

Total return	(6.72% )	4.53%	13.42%	(2.26% )	2.51%	3.14%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.14% (b)	.99%	1.24%	.99%	.92%	.94%

Net expenses after expense waiver/reimbursement(c)	.79% (b)	.79%	1.09%	.99%	.92%	.94%

Net investment income (loss)	4.23% (b)	4.02%	3.67%	3.97%	4.17%	4.19%

Supplemental data
Net assets, end of period (in millions)	$29	$36	$40	$34	$38	$42

Portfolio turnover rate	14%	21%	46%	13%	5%	—%

	Six months ended
Class C	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.59	$6.66	$6.10	$6.54	$6.66	$6.76

Income from investment operations:
Net investment income (loss)	.11	.21	.17	.20	.22	.22
Net gains (losses) (both realized and unrealized)	(.56)	.02	.58	(.40)	(.12)	(.07)

Total from investment operations	(.45)	.23	.75	(.20)	.10	.15

Less distributions:
Dividends from net investment income	(.11)	(.25)	(.17)	(.19)	(.21)	(.22)
Distributions from realized gains	(.04)	(.05)	(.02)	(.05)	(.01)	(.03)

Total distributions	(.15)	(.30)	(.19)	(.24)	(.22)	(.25)

Net asset value, end of period	$5.99	$6.59	$6.66	$6.10	$6.54	$6.66

Total return	(6.96% )	3.75%	12.52%	(3.15% )	1.60%	2.23%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.90% (b)	1.74%	2.10%	1.89%	1.82%	1.84%

Net expenses after expense waiver/reimbursement(c)	1.54% (b)	1.54%	1.96%	1.89%	1.82%	1.84%

Net investment income (loss)	3.49% (b)	3.27%	2.80%	3.07%	3.27%	3.29%

Supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$3	$2	$2

Portfolio turnover rate	14%	21%	46%	13%	5%	—%

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

56  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman Minnesota Municipal Fund

	Six months ended
Class A	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.80	$7.79	$7.26	$7.55	$7.67	$7.75

Income from investment operations:
Net investment income (loss)	.15	.29	.23	.27	.30	.31
Net gains (losses) (both realized and unrealized)	(.44)	.11	.56	(.26)	(.11)	(.08)

Total from investment operations	(.29)	.40	.79	.01	.19	.23

Less distributions:
Dividends from net investment income	(.15)	(.30)	(.25)	(.26)	(.30)	(.30)
Distributions from realized gains	(.10)	(.09)	(.01)	(.04)	(.01)	(.01)

Total distributions	(.25)	(.39)	(.26)	(.30)	(.31)	(.31)

Net asset value, end of period	$7.26	$7.80	$7.79	$7.26	$7.55	$7.67

Total return	(3.77% )	5.45%	11.04%	.07%	2.52%	3.04%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.06% (b)	.93%	1.14%	.91%	.88%	.89%

Net expenses after expense waiver/reimbursement(c)	.79% (b)	.79%	1.06%	.91%	.88%	.89%

Net investment income (loss)	4.02% (b)	3.85%	3.02%	3.62%	4.01%	4.04%

Supplemental data
Net assets, end of period (in millions)	$59	$67	$71	$65	$71	$78

Portfolio turnover rate	7%	31%	29%	16%	4%	11%

	Six months ended
Class C	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.82	$7.81	$7.27	$7.56	$7.68	$7.75

Income from investment operations:
Net investment income (loss)	.12	.24	.16	.20	.24	.24
Net gains (losses) (both realized and unrealized)	(.44)	.11	.58	(.26)	(.12)	(.07)

Total from investment operations	(.32)	.35	.74	(.06)	.12	.17

Less distributions:
Dividends from net investment income	(.12)	(.25)	(.19)	(.19)	(.23)	(.23)
Distributions from realized gains	(.10)	(.09)	(.01)	(.04)	(.01)	(.01)

Total distributions	(.22)	(.34)	(.20)	(.23)	(.24)	(.24)

Net asset value, end of period	$7.28	$7.82	$7.81	$7.27	$7.56	$7.68

Total return	(4.11% )	4.66%	10.22%	(.83% )	1.59%	2.16%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.76% (b)	1.68%	1.98%	1.81%	1.78%	1.79%

Net expenses after expense waiver/reimbursement(c)	1.54% (b)	1.54%	1.86%	1.81%	1.78%	1.79%

Net investment income (loss)	3.27% (b)	3.09%	2.19%	2.72%	3.11%	3.14%

Supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1	$—	$—

Portfolio turnover rate	7%	31%	29%	16%	4%	11%

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  57

Financial Highlights (continued)

Seligman New York Municipal Fund

	Six months ended
Class A	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007		2006
Net asset value, beginning of period	$8.31	$8.32	$7.63	$8.07	$8.19		$8.26

Income from investment operations:
Net investment income (loss)	.16	.33	.28	.32	.34		.35
Net gains (losses) (both realized and unrealized)	(.56)	.09	.70	(.40)	(.12)		(.06)

Total from investment operations	(.40)	.42	.98	(.08)	.22		.29

Less distributions:
Dividends from net investment income	(.17)	(.34)	(.29)	(.32)	(.34)		(.34)
Distributions from realized gains	(.08)	(.09)	—	(.04)	(.00	)(a)	(.02)

Total distributions	(.25)	(.43)	(.29)	(.36)	(.34)		(.36)

Net asset value, end of period	$7.66	$8.31	$8.32	$7.63	$8.07		$8.19

Total return	(4.89% )	5.34%	13.02%	(1.19% )	2.76%		3.61%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.97% (c)	.89%	1.11%	.89%	.85%		.88%

Net expenses after expense waiver/reimbursement(d)	.79% (c)	.79%	1.04%	.89%	.85%		.88%

Net investment income (loss)	4.11% (c)	4.00%	3.60%	4.04%	4.22%		4.25%

Supplemental data
Net assets, end of period (in millions)	$64	$76	$77	$58	$61		$64

Portfolio turnover rate	5%	18%	53%	0%	16%		—%

	Six months ended
Class C	March 31, 2011	Year ended Sept. 30,
Per share data	(Unaudited)	2010	2009	2008	2007		2006
Net asset value, beginning of period	$8.32	$8.34	$7.64	$8.08	$8.20		$8.27

Income from investment operations:
Net investment income (loss)	.13	.27	.22	.25	.27		.27
Net gains (losses) (both realized and unrealized)	(.55)	.08	.70	(.41)	(.13)		(.05)

Total from investment operations	(.42)	.35	.92	(.16)	.14		.22

Less distributions:
Dividends from net investment income	(.14)	(.28)	(.22)	(.24)	(.26)		(.27)
Distributions from realized gains	(.08)	(.09)	—	(.04)	(.00	)(a)	(.02)

Total distributions	(.22)	(.37)	(.22)	(.28)	(.26)		(.29)

Net asset value, end of period	$7.68	$8.32	$8.34	$7.64	$8.08		$8.20

Total return	(5.11% )	4.42%	12.19%	(2.07% )	1.83%		2.68%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.73% (c)	1.64%	1.96%	1.79%	1.75%		1.78%

Net expenses after expense waiver/reimbursement(d)	1.54% (c)	1.54%	1.88%	1.79%	1.75%		1.78%

Net investment income (loss)	3.36% (c)	3.25%	2.73%	3.14%	3.32%		3.35%

Supplemental data
Net assets, end of period (in millions)	$7	$9	$8	$5	$4		$5

Portfolio turnover rate	5%	18%	53%	0%	16%		—%

(a)	A capital gain of $0.003 was paid for the year ended Sept. 30, 2007.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

58  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
(Unaudited as of March 31, 2011)

1.	ORGANIZATION

Seligman Municipal Series Trust is currently composed of individual state tax-exempt funds, including Seligman California Municipal High-Yield Fund (California High-Yield) and Seligman California Municipal Quality Fund (California Quality). Seligman Municipal Fund Series, Inc. is currently composed of tax-exempt funds, including Seligman National Municipal Fund (National), Seligman Minnesota Municipal Fund (Minnesota), and Seligman New York Municipal Fund (New York). All Funds other than National are non-diversified. All Funds are open-end management investment companies as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Each Fund in Seligman Municipal Series Trust has unlimited shares of beneficial interest. Each Fund in Seligman Municipal Fund Series, Inc. has 100 million authorized shares of capital stock.

Each Fund offers Class A and Class C shares.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The policy adopted by each Fund’s Board of Directors/Trustees (the Board) generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

Illiquid securities
At March 31, 2011, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2011 were as follows:

		Percentage of
Fund	Value	net assets
Minnesota	$436,212	0.72%

Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Funds.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund’s net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2011, each Fund had no outstanding forward-commitments.

Guarantees and indemnifications
Under each Fund’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
Each Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

Each Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose each Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

60  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Each Fund and any counterparty are required to maintain an agreement that requires each Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between each Fund and such counterparty. If the net fair value of such derivatives between each Fund and that counterparty exceeds a certain threshold (as defined in the agreement), each Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by each Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to manage exposure to movements in interest rates and manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, each Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, each Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, each Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by each Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Each Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

National

Fair values of derivative instruments at March 31, 2011
At March 31, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(507,864)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$417,712

Volume of derivative activity
Futures
At March 31, 2011, the Fund had no outstanding futures contracts. The average gross notional amount for short contracts opened, and subsequently closed, was $122,000 for the six months ended March 31, 2011.

California High-Yield

Fair values of derivative instruments at March 31, 2011
At March 31, 2011, the Fund had no outstanding derivatives.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  61

Notes to Financial Statements (continued)

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(5,610)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$25,557

Volume of derivative activity
Futures
At March 31, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $500,000 for the six months ended March 31, 2011.

California Quality

Fair values of derivative instruments at March 31, 2011
At March 31, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(5,941)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$26,832

Volume of derivative activity
Futures
At March 31, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $500,000 for the six months ended March 31, 2011.

Minnesota

Fair values of derivative instruments at March 31, 2011
At March 31, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(7,778)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$45,578

Volume of derivative activity
Futures
At March 31, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $900,000 for the six months ended March 31, 2011.

New York

Fair values of derivative instruments at March 31, 2011
At March 31, 2011, the Fund had no outstanding derivatives.

62  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(10,617)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$56,503

Volume of derivative activity
Futures
At March 31, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $1.1 million for the six months ended March 31, 2011.

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is equal to a percentage of each Fund’s average daily net assets that declines from 0.41% to 0.25% as each Fund’s net assets increase. The management fee for the six months ended March 31, 2011 was 0.41% of each Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of each Fund’s average daily net assets that declines from 0.07% to 0.04% as each Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.07% of each Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were as follows:

Fund	Amount
National	$1,221
California High-Yield	63
California Quality	72
Minnesota	132
New York	156

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Funds.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of each Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc.,

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  63

Notes to Financial Statements (continued)

which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended March 31, 2011, the Funds’ effective transfer agent fee rates as a percentage of average daily net assets for each class were as follows:

Fund	Class A	Class C
National	0.09%	0.09%
California High-Yield	0.08	0.08
California Quality	0.08	0.09
Minnesota	0.08	0.08
New York	0.06	0.06

Each Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2011, each Fund’s total potential future obligation over the life of the Guaranty is as follows:

Fund	Amount
National	$869,670
California High-Yield	43,194
California Quality	51,589
Minnesota	85,818
New York	100,814

The liability remaining at March 31, 2011 for non-recurring charges associated with the lease is included within other accrued expenses in the Statements of Assets and Liabilities. At March 31, 2011, these amounts are as follows:

Fund	Amount
National	$583,719
California High-Yield	28,975
California Quality	34,632
Minnesota	57,588
New York	67,662

Distribution fees
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class C
National	$2,328,000
California High-Yield	204,000
California Quality	248,000
Minnesota	95,000
New York	260,000

These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

64  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended March 31, 2011 are as follows:

Fund	Class A	Class C
National	$67,357	$334
California High-Yield	12,991	1,010
California Quality	929	39
Minnesota	13,399	238
New York	16,274	230

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended March 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that each Fund’s net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Funds), were as follows:

Fund	Class A	Class C
National	0.81%	1.56%
California High-Yield	0.79	1.54
California Quality	0.79	1.54
Minnesota	0.79	1.54
New York	0.79	1.54

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Fund	Class A	Class C
National	$102,916	$5,906
California High-Yield	4,040	850
California Quality	5,599	551
Minnesota	8,555	228
New York	7,907	922

The management fees waived/reimbursed at the Fund level were as follows:

Fund	Amount
National	$250,549
California High-Yield	51,754
California Quality	54,670
Minnesota	63,212
New York	60,856

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Nov. 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Funds), will not exceed the following percentage of each Fund’s class’ average daily net assets:

Class	Percent
Class A	0.79%
Class C	1.54

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary. Reorganization (see Note 12) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  65

Notes to Financial Statements (continued)

5.	SECURITIES TRANSACTIONS

For the six months ended March 31, 2011, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

Fund	Purchases	Proceeds
National	$11,827,423	$77,619,067
California High-Yield	2,590,377	7,669,198
California Quality	4,782,843	10,442,375
Minnesota	4,586,811	9,920,248
New York	3,513,439	13,350,490

Realized gains and losses are determined on an identified cost basis.

6.	REDEMPTION FEES

Class A shares issued by National to former stockholders of Seligman Select Municipal Fund in connection with the fund merger on March 27, 2009 are subject to a redemption fee of 2% if the shares are sold within one year following the acquisition. The redemption fee is retained by National and is recorded as additional paid-in capital.

7.	SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

	National		California High-Yield
	Six months ended	Year ended	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010	March 31, 2011	Sept. 30, 2010
Class A
Sold	638,380	3,655,983	134,564	252,911
Reinvested distributions	1,506,697	3,382,618	77,375	171,057
Redeemed	(9,025,787)	(12,803,635)	(760,993)	(755,202)

Net increase (decrease)	(6,880,710)	(5,765,034)	(549,054)	(331,234)

Class C
Sold	108,682	391,554	40,735	107,622
Reinvested distributions	68,291	164,100	13,890	29,613
Redeemed	(601,116)	(900,159)	(81,259)	(194,294)

Net increase (decrease)	(424,143)	(344,505)	(26,634)	(57,059)

	California Quality		Minnesota
	Six months ended	Year ended	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010	March 31, 2011	Sept. 30, 2010
Class A
Sold	45,695	439,806	114,799	402,388
Reinvested distributions	97,423	202,609	235,502	328,135
Redeemed	(791,196)	(1,249,417)	(777,563)	(1,298,760)

Net increase (decrease)	(648,078)	(607,002)	(427,262)	(568,237)

Class C
Sold	10,532	44,551	46,596	73,520
Reinvested distributions	2,487	4,268	5,028	5,759
Redeemed	(124,906)	(83,511)	(29,209)	(53,509)

Net increase (decrease)	(111,887)	(34,692)	22,415	25,770

66  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

	New York
	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
Class A
Sold	144,501	686,588
Reinvested distributions	198,845	349,673
Redeemed	(1,205,173)	(1,111,046)

Net increase (decrease)	(861,827)	(74,785)

Class C
Sold	10,309	142,617
Reinvested distributions	12,767	24,543
Redeemed	(170,083)	(126,293)

Net increase (decrease)	(147,007)	40,867

8.	BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to Oct. 14, 2010, each Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Each Fund had no borrowings during the six months ended March 31, 2011.

9.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

10.	PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Sept. 30, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, National received $20,581, which represented National’s portion of the proceeds from the settlement (National was not a party to the proceeding). The proceeds received by National were recorded as an increase to additional paid-in capital.

11.	RISKS RELATING TO CERTAIN INVESTMENTS

Non-diversification risk
Each Fund other than National is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on a Fund’s performance, that Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  67

Notes to Financial Statements (continued)

Geographic concentration risk
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund (except National) will be particularly affected by political, economic, regulatory or other events or conditions in the state in which it invests. This vulnerability to factors affecting the single-state Funds’ tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

12.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors/Trustees of each Fund approved a proposal to merge the respective Fund with and into the corresponding acquiring fund identified below:

Seligman National Municipal Fund into Columbia Tax-Exempt Fund
Seligman California Municipal High-Yield Fund into Columbia California Tax-Exempt Fund
Seligman California Municipal Quality Fund into Columbia California Tax-Exempt Fund
Seligman Minnesota Municipal Fund into Columbia Minnesota Tax-Exempt Fund
Seligman New York Municipal Fund into Columbia New York Tax-Exempt Fund

Each proposal was approved at a special meeting of shareholders held on Feb. 15, 2011. The merger of Seligman Minnesota Municipal Fund occurred after the close of business on April 8, 2011. The other four merger transactions are expected to occur on or about June 3, 2011.

13.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in

68  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  69

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Seligman National Municipal Fund

Seligman California Municipal High-Yield Fund

Seligman California Municipal Quality Fund

Seligman Minnesota Municipal Fund

Seligman New York Municipal Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Seligman Municipal Fund Series, Inc. – on behalf of Seligman National Municipal Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund

Proposal. To elect directors to the Board.*

		Shares	Shares Voted		Broker
		Voted “For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	60,323,112.636	3,038,872.152	0.000	0.000
02	Edward J. Boudreau, Jr.	60,272,841.399	3,089,143.389	0.000	0.000
03	Pamela G. Carlton	60,329,422.064	3,032,562.724	0.000	0.000
04	William P. Carmichael	60,224,816.527	3,137,168.261	0.000	0.000
05	Patricia M. Flynn	60,350,443.942	3,011,540.846	0.000	0.000
06	William A. Hawkins	60,253,311.358	3,108,673.430	0.000	0.000
07	R. Glenn Hilliard	60,248,067.312	3,113,917.476	0.000	0.000
08	Stephen R. Lewis, Jr.	60,248,699.651	3,113,285.137	0.000	0.000
09	John F. Maher	60,296,922.455	3,065,062.333	0.000	0.000
10	John J. Nagorniak	60,258,724.624	3,103,260.164	0.000	0.000
11	Catherine James Paglia	60,294,869.726	3,067,115.062	0.000	0.000
12	Leroy C. Richie	60,258,754.875	3,103,229.913	0.000	0.000
13	Anthony M. Santomero	60,279,262.465	3,082,722.323	0.000	0.000
14	Minor M. Shaw	60,283,299.262	3,078,685.526	0.000	0.000
15	Alison Taunton-Rigby	60,311,167.387	3,050,817.401	0.000	0.000
16	William F. Truscott	60,265,076.498	3,096,908.290	0.000	0.000

*	All shares of Seligman Municipal Fund Series, Inc. are voted together as a single class for election of directors.

70  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman Municipal Series Trust – on behalf of Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund

Proposal. To elect trustees to the Board.*

		Shares	Shares Voted		Broker
		Voted “For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	6,581,723.453	229,375.762	0.000	0.000
02	Edward J. Boudreau, Jr.	6,548,982.588	262,116.627	0.000	0.000
03	Pamela G. Carlton	6,570,837.206	240,262.009	0.000	0.000
04	William P. Carmichael	6,543,103.044	267,996.171	0.000	0.000
05	Patricia M. Flynn	6,581,723.453	229,375.762	0.000	0.000
06	William A. Hawkins	6,548,911.615	262,187.600	0.000	0.000
07	R. Glenn Hilliard	6,551,450.453	259,648.762	0.000	0.000
08	Stephen R. Lewis, Jr.	6,540,353.336	270,745.879	0.000	0.000
09	John F. Maher	6,546,443.750	264,655.465	0.000	0.000
10	John J. Nagorniak	6,551,450.453	259,648.762	0.000	0.000
11	Catherine James Paglia	6,577,352.453	233,746.762	0.000	0.000
12	Leroy C. Richie	6,546,443.750	264,655.465	0.000	0.000
13	Anthony M. Santomero	6,548,982.588	262,116.627	0.000	0.000
14	Minor M. Shaw	6,548,982.588	262,116.627	0.000	0.000
15	Alison Taunton-Rigby	6,579,184.615	231,914.600	0.000	0.000
16	William F. Truscott	6,538,096.341	273,002.874	0.000	0.000

*	All shares of Seligman Municipal Series Trust are voted together as a single class for election of trustees.

Seligman National Municipal Fund

Proposal. To approve an Agreement and Plan of Reorganization between Seligman National Municipal Fund and Columbia Tax-Exempt Fund.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
39,597,607.642	1,952,344.677	1,502,962.902	7,778,104.000

Seligman California Municipal High-Yield Fund

Proposal. To approve an Agreement and Plan of Reorganization between Seligman California Municipal High-Yield Fund and Columbia California Tax-Exempt Fund.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,613,779.896	67,350.243	58,527.582	620,581.000

Seligman California Municipal Quality Fund

Proposal. To approve an Agreement and Plan of Reorganization between Seligman California Municipal Quality Fund and Columbia California Tax-Exempt Fund.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,795,685.952	98,114.571	130,912.971	426,147.000

SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT  71

Results of Meeting of Shareholders (continued)

Seligman Minnesota Municipal Fund

Proposal. To approve an Agreement and Plan of Reorganization between Seligman Minnesota Municipal Fund and Columbia Minnesota Tax-Exempt Fund.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
4,623,037.167	293,150.204	208,170.109	1,189,690.000

Seligman New York Municipal Fund

Proposal. To approve an Agreement and Plan of Reorganization between Seligman New York Municipal Fund and Columbia New York Tax-Exempt Fund.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
4,667,904.809	229,799.554	179,450.724	1,139,763.000

72  SELIGMAN MUNICIPAL FUNDS — 2011 SEMIANNUAL REPORT

Seligman Municipal Funds
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC. Seligman is an offering brand of Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	SL-9956 C (5/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Municipal Fund Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	May 20, 2011